       As filed with the Securities and Exchange Commission on September 7, 2005
                                              Securities Act File No. 333-127200
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. [ ]

                         Post-Effective Amendment No. 1

                          ING VARIABLE PORTFOLIOS, INC.
               (Exact Name of Registrant as Specified in Charter)

         7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
               (Address of Principal Executive Offices) (Zip Code)

                                 1-800-992-0180
                  (Registrant's Area Code and Telephone Number)

                              Huey P. Falgout, Jr.
                              ING Investments, LLC
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                     (Name and Address of Agent for Service)

                                 With copies to:

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

                                 ---------------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

--------------------------------------------------------------------------------

        It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended

--------------------------------------------------------------------------------
          Title of Securities Being Registered: Shares of Common Stock

      No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the
                   Investment Company Act of 1940, as amended.

================================================================================

                            ING VP MAGNACAP PORTFOLIO
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                               September 23, 2005

Dear Variable Annuity Contract or
  Variable Life Insurance Policy Holder:

      The Board of Trustees has called a Special Meeting of shareholders of ING VP MagnaCap Portfolio ("VP MagnaCap Portfolio"), which is scheduled for 10:00 a.m., Local time, on November 10, 2005, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

      The Board of Trustees of VP MagnaCap Portfolio has reviewed and recommends the proposed reorganization (the "Reorganization") of VP MagnaCap Portfolio with and into ING VP Value Opportunity Portfolio ("VP Value Opportunity Portfolio") (each a "Portfolio", and collectively, the "Portfolios"). Both Portfolios are members of the mutual fund group called the "ING Funds."

      Shares of VP MagnaCap Portfolio have been purchased at your direction by your insurance company ("Insurance Company") through its separate account to fund benefits payable under your variable annuity contract or variable life insurance policy (each, a "Variable Contract"). Your Insurance Company, as the legal owner of that separate account, has been asked to approve the Reorganization. You, as an owner of a Variable Contract for which the Portfolios serve as investment options, are being asked by your Insurance Company for instructions as to how to vote the shares of VP MagnaCap Portfolio to which you have allocated cash values under your Variable Contract. As such, this letter, and the accompanying Notice, combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus") and voting instructions card are, therefore, being furnished to Variable Contract owners entitled to provide voting instructions with regard to the proposals to be considered at the Special Meeting.

      If the Reorganization is approved and consummated with respect to each Portfolio, the separate account in which you have an interest will own shares of VP Value Opportunity Portfolio instead of shares of VP MagnaCap Portfolio. The Reorganization would provide the separate account in which you have an interest with an opportunity to participate in a larger portfolio with similar investment objectives and strategies. After careful consideration, the Board of Trustees of VP MagnaCap Portfolio unanimously approved this proposal and recommends shareholders vote "FOR" the proposal.

      A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to provide voting instructions by completing and returning the enclosed voting instructions card in the envelope provided at your earliest convenience. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES ATTRIBUTABLE TO YOUR VARIABLE CONTRACT. TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES TO READ THE PROXY STATEMENT/PROSPECTUS AND PROVIDE VOTING INSTRUCTIONS. IT IS IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED NO LATER THAN NOVEMBER 9, 2005. VP MagnaCap Portfolio is using Computershare Fund Services, a proxy solicitation firm, to assist shareholders in the voting process. As the date of the Special Meeting approaches, if we have not already heard from you, you may receive a telephone call from Computershare Fund Services, reminding you to exercise your right to provide voting instructions. We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                       Sincerely,

                                       /s/ James M. Hennessy
                                       -------------------------------------
                                       James M. Hennessy,
                                       President and Chief Executive Officer

                      (This page intentionally left blank)

                            ING VP MAGNACAP PORTFOLIO
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          OF ING VP MAGNACAP PORTFOLIO
                         SCHEDULED FOR NOVEMBER 10, 2005

To the Shareholders:

      NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders of ING VP MagnaCap Portfolio ("VP MagnaCap Portfolio") is scheduled for November 10, 2005 at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 for the following purposes:

      (1) To approve an Agreement and Plan of Reorganization by and among VP MagnaCap Portfolio and ING VP Value Opportunity Portfolio ("VP Value Opportunity Portfolio"), providing for the reorganization of VP MagnaCap Portfolio with and into VP Value Opportunity Portfolio; and

      (2) To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

      Shareholders of record as of the close of business on August 16, 2005, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to VP Magna Cap Portfolio or by voting in person at the Special Meeting.

                                         By Order of the Board of Trustees

                                         /s/ Huey P. Falgout, Jr.
                                         ----------------------------------
                                         Huey P. Falgout, Jr.
                                         Secretary

September 23, 2005

                      (This page intentionally left blank)

                            ING VP MAGNACAP PORTFOLIO
                           PROXY STATEMENT/PROSPECTUS

                               SEPTEMBER 23, 2005

                                TABLE OF CONTENTS

INTRODUCTION.......................................................................................................       1

SUMMARY............................................................................................................       3
   The Proposed Reorganization.....................................................................................       3
   Comparison of Investment Objectives and Strategies..............................................................       5
   Comparison of Portfolio Characteristics.........................................................................       7
   Comparison of Portfolio Performance.............................................................................       8
   Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios..........................      11

COMPARISON OF FEES AND EXPENSES....................................................................................      12
   Management Fees.................................................................................................      12
   Sub-Adviser Fees................................................................................................      12
   Administration Fees.............................................................................................      12
   Distribution and Service Fees...................................................................................      12
   Expense Limitation Arrangements.................................................................................      12
   Expense Tables..................................................................................................      13
   General Information.............................................................................................      16
   Key Differences in Rights of VP MagnaCap Portfolio's Shareholders and VP Value Opportunity   Portfolio's
   Shareholders....................................................................................................      16

INFORMATION ABOUT THE REORGANIZATION...............................................................................      17
   The Reorganization Agreement....................................................................................      17
   Reasons for the Reorganization..................................................................................      17
   Board Considerations............................................................................................      17
   Tax Considerations..............................................................................................      18
   Expenses of the Reorganization..................................................................................      18

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS........................................................................      18
   Form of Organization............................................................................................      18
   Adviser.........................................................................................................      19
   Distributor.....................................................................................................      19
   Dividends, Other Distributions and Taxes........................................................................      19
   Capitalization..................................................................................................      20

GENERAL INFORMATION ABOUT THE PROXY STATEMENT......................................................................      21
   Solicitation of Proxies.........................................................................................      21
   Voting Rights...................................................................................................      21
   Other Matters to Come Before the Special Meeting................................................................      22
   Shareholder Proposals...........................................................................................      22
   Reports to Shareholders.........................................................................................      22

APPENDICES
   Portfolio Manager's Report for ING VP Value Opportunity Portfolio ..............................................     A-1
   Form of Agreement and Plan of Reorganization....................................................................     B-1
   Additional Information Regarding ING VP Value Opportunity Portfolio ............................................     C-1
   Security Ownership of Certain Beneficial and Record Owners......................................................     D-1

                           PROXY STATEMENT/PROSPECTUS

                       ING VP VALUE OPPORTUNITY PORTFOLIO
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                               SEPTEMBER 23, 2005

                                  INTRODUCTION

      This combined proxy statement and prospectus ("Proxy Statement/Prospectus") relates to a Special Meeting of shareholders of ING VP MagnaCap Portfolio ("VP MagnaCap Portfolio") to be held on November 10, 2005. As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on a proposed reorganization ("Reorganization") of VP MagnaCap Portfolio with and into ING VP Value Opportunity Portfolio ("VP Value Opportunity Portfolio") (each a "Portfolio" and collectively, the "Portfolios").

      Shares of VP MagnaCap Portfolio are not offered directly to the public but are sold to separate accounts ("Separate Accounts") of certain participating life insurance companies ("Participating Insurance Companies") and are used to fund variable annuity and/or variable life contracts (each a "Variable Contract" and collectively, "Variable Contracts"). Variable Contract owners who select a Portfolio for investment through a Variable Contract have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio. The Participating Insurance Company that uses a Portfolio as a funding vehicle, is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio's shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to Variable Contract owners. As such and for ease of reference throughout the Proxy Statement/Prospectus, Variable Contract holders will be referred to as "shareholders" of the Portfolios.

      Under an Agreement and Plan of Reorganization (the "Reorganization Agreement"), VP MagnaCap Portfolio would transfer its assets to VP Value Opportunity Portfolio in exchange for shares of beneficial interest of VP Value Opportunity Portfolio and the assumption by VP Value Opportunity Portfolio of VP MagnaCap Portfolio's known liabilities as of the Closing Date (as defined below). VP Value Opportunity Portfolio shares would then be distributed to shareholders of VP MagnaCap Portfolio so that each shareholder would receive a number of full and fractional shares of VP Value Opportunity Portfolio equal to the aggregate value of the number of shares of VP MagnaCap Portfolio held by such shareholder. As a result of the Reorganization, VP MagnaCap Portfolio will distribute shares of VP Value Opportunity Portfolio in liquidation of VP MagnaCap Portfolio on December 3, 2005, or such other date as the parties may agree ("Closing Date").

      Because you, as a shareholder of VP MagnaCap Portfolio, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of VP Value Opportunity Portfolio, this Proxy Statement also serves as a Prospectus for VP Value Opportunity Portfolio. VP Value Opportunity Portfolio is a diversified, open-end management investment company, which seeks growth of capital, as described more fully below.

      This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the Reorganization. A Statement of Additional Information ("SAI") relating to this Proxy Statement, dated September 23, 2005, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. For a more detailed discussion of the investment objectives, strategies and restrictions of the Portfolios, see the Class I Prospectus and Class S Prospectus of VP MagnaCap Portfolio, each dated April 29, 2005, which is incorporated by reference; and the Class I Prospectus and Class S Prospectus for VP Value Opportunity Portfolio, each dated April 29, 2005. The SAI for each Portfolio, dated April 29, 2005, is incorporated herein by reference. Each Portfolio also provides periodic reports to its shareholders, which highlight certain important information about the Portfolios, including investment results and financial information. The Semi-Annual Report for each Portfolio, dated June 30, 2005, is incorporated herein by reference. For a copy of the current prospectus, SAI, annual report and semi-annual report for either of the Portfolios without charge, or for a copy of the SAI relating to the Proxy Statement/Prospectus, contact the Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling 1-800-992-0180.

      You can copy and review information about each Portfolio (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the

SEC at 1-202-942-8090. Reports and other information about the Portfolios are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

      THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     SUMMARY

      You should read this entire Proxy Statement/Prospectus carefully. You should also review the Reorganization Agreement, which is attached hereto as APPENDIX B. Also, you should consult the Class I Prospectus and Class S Prospectus, each dated April 29, 2005, for more information about VP Value Opportunity Portfolio.

THE PROPOSED REORGANIZATION

      At a meeting held on July 21, 2005, the Board of Trustees of VP MagnaCap Portfolio approved the Reorganization Agreement. Subject to shareholder approval, the Reorganization Agreement provides for:

   - the transfer of all of the assets of VP MagnaCap Portfolio to VP Value Opportunity Portfolio in exchange for shares of beneficial interest of VP Value Opportunity Portfolio;

   - the assumption by VP Value Opportunity Portfolio of the liabilities of VP MagnaCap Portfolio known as of the Closing Date (as described below);

   - the distribution of VP Value Opportunity Portfolio shares to the shareholders of VP MagnaCap Portfolio; and

   -  the complete liquidation of VP MagnaCap Portfolio.

      VP Value Opportunity Portfolio shares would then be distributed to shareholders of VP MagnaCap Portfolio so that each shareholder would receive a number of full and fractional shares of VP Value Opportunity Portfolio equal to the aggregate value of shares of VP MagnaCap Portfolio held by such shareholder.

      As a result of the Reorganization, each owner of Class I and Class S shares of VP MagnaCap Portfolio would become a shareholder of the corresponding class of shares of VP Value Opportunity Portfolio. The Reorganization is expected to be effective on December 3, 2005, or such other date as the parties may agree (the "Closing Date").

      Each Class I and Class S shareholder will hold, immediately after the Closing Date, shares of the corresponding class of VP Value Opportunity Portfolio having an aggregate value equal to the aggregate value of the corresponding class of VP MagnaCap Portfolio held by that shareholder as of the Closing Date.

      In considering whether to approve the Reorganization, you should note that:

   - The Portfolios have similar investment objectives and strategies, although dividend income is a secondary objective of VP MagnaCap Portfolio;

   - VP Value Opportunity Portfolio is the larger portfolio (approximately $37 million versus $204 million as of June 30, 2005);

   - Both Portfolios have the same investment adviser ING Investments, LLC, the same sub-adviser, ING Investment Management Co., and Scott Lewis has served as portfolio manager for both Portfolios since April, 2005;

   - While the 1-year and 3-year performance of VP MagnaCap Portfolio is slightly superior to that of VP Value Opportunity Portfolio, the proposed Reorganization will result in a significantly lower management fee for shareholders of VP MagnaCap Portfolio (0.75% versus 0.60%); and

   - While the Rule 12b-1 fee for Class S shares of VP MagnaCap Portfolio will be slightly higher (0.05%) after the Reorganization, the proposed Reorganization is expected to result in lower gross expenses as well as lower net operating expenses per share for all Classes of shares of the disappearing VP MagnaCap Portfolio. The (unaudited) gross and net operating expenses before and after the Reorganization, expressed as an annual percentage of the average daily net asset value per share for shares of each Portfolio as of June 30, 2005 are as follows:

GROSS EXPENSES BEFORE THE REORGANIZATION

                                                      CLASS I      CLASS S
                                                      -------      -------
VP MagnaCap Portfolio                                  0.99%        1.24%

VP Value Opportunity Portfolio                         0.70%        0.95%

NET EXPENSES BEFORE THE REORGANIZATION

                                                      CLASS I      CLASS S
                                                      -------      -------
VP MagnaCap Portfolio(1)                               0.90%        1.15%

VP Value Opportunity Portfolio                         0.70%        0.95%

AFTER THE REORGANIZATION: PRO FORMA

                                                      CLASS I      CLASS S
                                                      -------      -------
Gross estimated expenses of VP Value
Opportunity Portfolio                                  0.70%        0.95%

Net estimated expenses of VP Value
Opportunity Portfolio                                  0.70%        0.95%

----------

(1)   Ratios reflect expense limitation agreements effective November 1, 2002.

      Approval of the Reorganization Agreement requires the vote, if a quorum is present, of the lesser of (i) 67% or more of the shares, provided that 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.

      AFTER CAREFUL CONSIDERATION, THE BOARD OF TRUSTEES OF VP MAGNACAP PORTFOLIO UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION. THE BOARD RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATION.

COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

      The following summarizes the investment objective, strategies and management differences, if any, between VP MagnaCap Portfolio and VP Value Opportunity Portfolio:

                                     VP MAGNACAP PORTFOLIO                                  VP VALUE OPPORTUNITY PORTFOLIO
                ----------------------------------------------------------------    ------------------------------------------------
INVESTMENT      Seeks growth of capital with dividend income as a secondary         Seeks growth of capital primarily through
OBJECTIVE       consideration.                                                      investment in a diversified portfolio of
                                                                                    common stocks and securities convertible into
                                                                                    common stock.

INVESTMENT      -   Normally invests at least 80% of its assets in common stock     -   Normally invests at least 65% of its
STRATEGIES          of large companies.                                                 assets in common stocks.

                -   Large companies are those included in the 500 largest U.S.      -   In managing the Portfolio, the Sub-Adviser
                    companies, as measured by total revenues, net assets, cash          may invest in companies of any size,
                    flow or earnings, or the 1000 largest companies as measured         although it tends to invest a majority of
                    by equity market capitalization. The market capitalization          its assets in companies with a market
                    of what the Sub-Adviser considers to be large companies will        capitalization greater than $1 billion.
                    change with market conditions. As of December 31, 2004, this        The Sub-Adviser focuses on investing in
                    meant a market capitalization of at least $1.78 billion.            securities of large companies, which are
                                                                                        those included in the 500 largest U.S.
                -   The Portfolio normally invests in companies that the                companies, as measured by total revenues,
                    Sub-Adviser, using a disciplined value approach, considers          net assets, cash flow or earnings, or the
                    to be undervalued compared to the overall stock market.             1000 largest companies as measured by
                                                                                        equity market capitalization. The market
                -   Among the criteria the Sub-Adviser will consider are whether        capitalization of large companies will
                    a company has increased dividends or had the financial              change with market conditions. The equity
                    capability to have increased dividends over the past 10             securities in which the Portfolio may
                    years. The Sub-Adviser also analyzes candidates for                 invest include common stocks and ADRs.
                    investment for some catalyst or vector of change that may
                    lead to an increase in the share price.                         -   Within this universe, the Sub-Adviser uses
                                                                                        a disciplined value approach to select
                -   The equity securities in which the Portfolio may invest             investments that the Sub-Adviser considers
                    include common stocks, convertible securities, and rights or        to be undervalued compared to the overall
                    warrants. The Portfolio may invest the remaining 20% of its         stock market and whose stock price does
                    assets in other types of securities including foreign               not adequately reflect its favorable
                    securities and smaller companies. Although the Portfolio            fundamental characteristics, including a
                    normally will be invested as fully as practicable in equity         strong financial position, experienced
                    securities, assets that are not invested in equity                  management team, and a leading or growing
                    securities may be invested in high quality debt securities.         competitive market position. The
                                                                                        Sub-Adviser uses a quantitative screening
                -   The Portfolio also may lend portfolio securities on a               process and fundamental analysis to
                    short-term or long-term basis, up to 33 1/3% of its total           determine which undervalued stocks appear
                    assets.                                                             to have a catalyst to increase share
                                                                                        price. The Sub-Adviser will consider
                -   The Sub-Adviser may sell securities for a variety of                selling a security when company business
                    reasons, such as to secure gains, limit losses, or redeploy         fundamentals deteriorate, when price
                    assets into opportunities believed to be more promising.            objectives are reached, or when better
                                                                                        investment opportunities present
                                                                                        themselves.

                                                                                    -   The Portfolio may invest the remaining 35%
                                                                                        of its assets in other types of securities
                                                                                        including foreign securities and
                                                                                        securities of smaller companies.

                                                                                    -   The Portfolio may lend portfolio
                                                                                        securities on a short-term or long-term
                                                                                        basis, up to 33 1/3% of its total assets.

                                                                                    -   The Sub-Adviser may sell securities for a
                                                                                        variety of reasons, such as to secure
                                                                                        gains, limit losses, or redeploy assets
                                                                                        into opportunities believed to be more
                                                                                        promising.

                                       VP MAGNACAP PORTFOLIO                               VP VALUE OPPORTUNITY PORTFOLIO
                     -----------------------------------------------------------  -----------------------------------------------
INVESTMENT ADVISER                      ING Investments, LLC                                     ING Investments, LLC

SUB-ADVISER                         ING Investment Management Co.                            ING Investment Management Co.

PORTFOLIO MANAGER    Scott Lewis who has been primarily responsible for managing  Scott Lewis who has been primarily responsible for
                     the Fund since April, 2005.                                  managing the Fund since April, 2005.

As you can see from the chart above, the investment objectives of the Portfolios are similar.

COMPARISON OF PORTFOLIO CHARACTERISTICS

           The following table compares certain characteristics of the Portfolios as of June 30, 2005:


                                                           VP MAGNACAP PORTFOLIO             VP VALUE OPPORTUNITY PORTFOLIO
                                                    -----------------------------------  ---------------------------------------
Net Assets                                                       $    37,190,189                       $204,442,809

Number of Holdings                                                     64                                    64

Portfolio Turnover Rate(1)                                             60%                                   52%

Average market capitalization of
companies in the Portfolio                                       $81,719,184,402                    $83,164,760,411

Market capitalization range of
companies in Portfolio:

     Holdings in companies with market
     capitalizations over $10 billion
     (as a % of  net assets)                                         83.2%                                  83.7%

     Holdings in companies with market
     capitalizations between $10 billion and $5
     billion (as a % of net assets)                                   8.8%                                   8.6%

     Holdings in companies with market
     capitalizations under $5 billion (as a % of
     net assets)                                                      7.4%                                   7.3%

Top 5 Industries (as % of net assets)               Diversified Financial
                                                    Services                      15.5%  Diversified Financial Services    15.4%
                                                    Oil and Gas                   11.5%  Oil and Gas                       12.0%
                                                    Banks                          9.0%  Banks                              9.0%
                                                    Miscellaneous Manufacturing    5.6%  Miscellaneous Manufacturing        5.4%
                                                    Pharmaceuticals                4.3%  Pharmaceuticals                    4.3%

U.S Equity Securities (as a % of net assets)                         92.2%                                  91.3%

Foreign Securities (as a % of net assets)                             7.2%                                   8.3%

Top 10 Holdings (as a % of net assets)              Bank of America Corp.          4.0%  Bank of America Corp.              4.0%
                                                    Wells Fargo & Co.              3.6%  Wells Fargo & Co.                  3.5%
                                                    Exxon Mobil Corp.              3.4%  Exxon Mobil Corp.                  3.5%
                                                    Altria Group, Inc.             2.9%  Pfizer, Inc.                       2.9%
                                                    Pfizer, Inc.                   2.8%  Altria Group, Inc.                 2.9%
                                                    International Business               International Business Machines
                                                    Machines Corp.                 2.8%  Corp.                              2.7%
                                                    General Electric Co.           2.5%  Citigroup, Inc.                    2.6%
                                                    Citigroup, Inc.                2.5%  General Electric Co.               2.4%
                                                    JPMorgan Chase & Co.           2.4%  JPMorgan Chase & Co.               2.4%
                                                    Countrywide Financial Corp.    2.3%  Countrywide Financial Corp.        2.2%


(1)   For the one-year period ended June 30, 2005.

COMPARISON OF PORTFOLIO PERFORMANCE

      Set forth below is the performance information for each Portfolio. The following performance provides some indication of the risks of investing in each Portfolio. The bar charts show the performance of each Portfolio's Class I shares for each of the past 10 calendar years. Class S shares will have different performance. The performance information does not include insurance-related charges which are, or may be imposed, under a Variable Contract or expenses related to a qualified pension or retirement plan ("Qualified Plan"). Any charges will reduce your return. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The tables set forth below show the average annual total return for each Portfolio over time compared with a broad-based securities market index. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF HOW THE PORTFOLIOS WILL PERFORM IN THE FUTURE.

                              VP MAGNACAP PORTFOLIO
                    CALENDAR YEAR-BY-YEAR RETURNS(1)(2)(3)(4)

                                  [BAR CHART]

1995
1996
1997
1998
1999
2000
2001            (10.44)
2002            (22.76)
2003             31.00
2004              9.07

----------

(1) These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy, and would be lower if they did.

(2) During the period shown in the chart, the Portfolio's best quarterly performance was 15.33% for the 2nd quarter of 2003, and the Portfolio's worst quarterly performance was (22.29)% for the 3rd quarter of 2002. VP MagnaCap Portfolio's year-to-date total return as of June 30, 2005 was (0.66)%.

(3)   Class I shares commenced operations on May 8, 2000.

(4) Effective September 30, 2003, the Portfolio changed its investment strategies. Prior to this date, the investment strategies for the Portfolio were different, although attractive valuation characteristics were part of the prior strategies. In particular under the former investment strategies, at least 80% of the Portfolio's assets were invested in companies that met three criteria: (i) attractive valuation characteristics; (ii) a strong balance sheet; and (iii) the company had increased its dividends or had the capability to have increased its dividends over the past 10 years.

                         VP VALUE OPPORTUNITY PORTFOLIO
                  CALENDAR YEAR-BY-YEAR RETURNS(1)(2)(3)(4)(5)

                                  [BAR CHART]

1995
1996
1997            39.36
1998            22.39
1999            19.58
2000            10.19
2001            (9.62)
2002           (25.96)
2003            24.59
2004            10.15

----------

(1) These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy, and would be lower if they did.

(2) During the period shown in the chart, the Portfolio's best quarterly performance was 30.76% for the 4th quarter of 1998, and the Portfolio's worst quarterly performance was (19.96)% for the 3rd quarter of 2002. VP Value Opportunity Portfolio's year-to-date total return as of June 30, 2005 was (1.09)%.

(3)   Class I shares commenced operations on December 13, 1996.

(4) Effective March 1, 2002, ING Investments, LLC began to serve as investment adviser and ING Investment Management Co., the former investment adviser, began to serve as sub-adviser.

(5) Prior to December 29, 2003, the Portfolio operated under a different investment strategy.

                           AVERAGE ANNUAL TOTAL RETURN
                    (FOR THE PERIODS ENDED DECEMBER 31, 2004)

                                                                                 SINCE
                                          1 YEAR     5 YEARS     10 YEARS     INCEPTION(1)
                                          ------     -------     --------     ------------
VP MAGNACAP PORTFOLIO

  Class I Return                            9.07%       N/A         N/A          0.09%
  Class S Return                            8.96%       N/A         N/A          0.90%
  Russell 1000 Value Index(2)              16.49%       N/A         N/A          5.82%
  S&P 500 Index(3)                         10.88%       N/A         N/A         (2.30)%

VP VALUE OPPORTUNITY PORTFOLIO

  Class I Return                           10.15%       0.24%       N/A          9.70%
  Class S Return                            9.88%       N/A         N/A         (2.38)%
  Russell 1000 Value Index(2)              16.49%       5.27%       N/A          9.88%
  Russell 1000 Index(4)                    11.40%      (1.76)%      N/A          7.82%
  S&P 500 Index (3)                        10.88%      (2.30)%      N/A          7.65%

------------

(1) Class I and Class S shares of VP MagnaCap Portfolio commenced operations on May 1, 2000 and May 3, 2001, respectively. Class I and Class S shares of VP Value Opportunity Portfolio commenced operations on December 13, 1996 and July 16, 2001, respectively. The table set forth above shows the index return for each Fund over time for Class I shares only. The index return for Class S may be different upon the inception date of each Class.

(2) The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book rations and lower forecasted growth values.

(3) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4) The Russell 1000 Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies.

      For a discussion by the sub-adviser regarding the performance of VP Value Opportunity Portfolio for the fiscal year ended December 31, 2004, see APPENDIX A to this Proxy Statement/Prospectus. Additional information about VP Value Opportunity Portfolio is included in APPENDIX C to this Proxy
Statement/Prospectus.

COMPARISON OF INVESTMENT TECHNIQUES AND PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS

      Because the Portfolios have investment objectives that are similar, many of the risks of investing in VP Value Opportunity Portfolio are the same as the risks of investing in VP MagnaCap Portfolio. You may lose money on your investment in either Portfolio. The value of each Portfolio's shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Portfolio's shares. The following summarizes the principal investment techniques and risks of investing in the Portfolios.

      Price Volatility. Both Portfolios are subject to risks associated with price volatility. The value of a portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in its financial condition. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolios invest primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolios also may invest in small-and mid-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversifications, and many are dependent on a few key managers.

      Foreign Securities. Both Portfolios may invest in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. ADRs are subject to risks of foreign investments, and they may not always track the price of the underlying security. These factors may make foreign investments more volatile and potentially less liquid than US. investments.

      Securities Lending. Both Portfolios may engage in securities lending. To the extent that either Portfolio lends its securities, there is the risk that the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolios.

      Market Trends. Both Portfolios are subject to the risk of market trends. From time to time, the stock market may not favor the value-oriented securities that meet the Portfolios' disciplined investment criteria. Rather, the market could favor growth-oriented securities or small company securities, or may not favor equities at all.

      Value Investing. Both Portfolios are subject to the risk of value investing. Stocks that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth oriented stocks, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

      Convertible and Debt Securities. VP MagnaCap Portfolio is also subject to the risk of investing in convertible and debt securities. The value of convertible and debt securities may fall when interest rates rise. Convertible and debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible or debt securities with shorter maturities. The Portfolio could lose money if the issuer of a convertible and debt security is unable to meet its financial obligations or goes bankrupt.

      Portfolio Turnover. VP Value Opportunity Portfolio is also subject to a high portfolio turnover rate. A high turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

                         COMPARISON OF FEES AND EXPENSES

      The following discussion describes and compares the fees and expenses of the Portfolios. For further information on the fees and expenses of VP Value Opportunity Portfolio, see "APPENDIX C: ADDITIONAL INFORMATION REGARDING VP VALUE OPPORTUNITY PORTFOLIO."

MANAGEMENT FEES

      Each Portfolio pays ING Investments LLC ("ING Investments"), the investment adviser to both Portfolios, a management fee, payable monthly, based on the average daily net assets of the Portfolio. The following table shows the aggregate annual management fee paid by each Portfolio for both Class I and Class S shares for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:

                                         FEES PAID TO ING INVESTMENTS DURING 2004
PORTFOLIO                                         (AS A % OF NET ASSETS)
---------                                         ----------------------
VP MagnaCap Portfolio                                     0.75%

VP Value Opportunity Portfolio                            0.60%

      If the Reorganization is approved by shareholders, the investment adviser will pay a management fee of 0.60% of the Portfolio's average daily net assets. As such, the proposed Reorganization will result in a lower management fee for shareholders of VP MagnaCap Portfolio (0.75% versus 0.60%).

SUB-ADVISER FEES

      The investment adviser of each Portfolio pays ING Investment Management Co. ("ING IM"), the sub-adviser to both Portfolios, a sub-advisory fee, payable monthly, based on the average daily net assets of the Portfolio. The following table shows the aggregate annual sub-advisory fee paid by the investment adviser of each Portfolio to the sub-adviser for both Class I and Class S for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:

                                         FEES PAID TO ING IM DURING 2004
PORTFOLIO                                     (AS A % OF NET ASSETS)
---------                                     ----------------------
VP MagnaCap Portfolio                                0.3375%

VP Value Opportunity Portfolio                       0.2700%

      If the Reorganization is approved by shareholders, the investment adviser will pay a sub-advisory fee of 0.2700% of the Portfolio's average daily net assets.

ADMINISTRATION FEES

      VP MagnaCap Portfolio pays an annual administration fee of 0.10% of the Portfolio's average daily net assets. VP Value Opportunity Portfolio pays an annual administrative fee of 0.055% of the Portfolio's average daily net assets.

DISTRIBUTION AND SERVICE FEES

      Each Portfolio pays the distribution (12b-1) and service fees for each Class of shares as described in the table entitled "Annual Portfolio Operating Expenses."

EXPENSE LIMITATION ARRANGEMENTS

      An expense limitation agreement is in place for VP MagnaCap Portfolio. ING Investments has entered into a written expense limitation agreement with VP MagnaCap Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The expense limit will continue through at least May 1, 2006. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement within 30 days of the end of the then current term. In addition, the expense limitation agreement may be terminated by the Portfolio upon at least 90 days' prior written notice to ING Investments or upon termination of the investment management agreement. Pursuant to this expense limitation agreement, the expense limit for VP MagnaCap Portfolio is 0.90% and 1.10% for Class I and Class S shares, respectively.

      An expense limitation agreement is in place for VP Value Opportunity Portfolio. ING Investments has entered into a written expense limitation agreement with VP Value Opportunity Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The expense limit will continue through at least May 1, 2006. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement within 30 days of the end of the then current term. In addition, the expense limitation agreement may be terminated by the Portfolio upon at least 90 days' prior written notice to ING Investments or upon termination of the investment management agreement. Pursuant to this expense limitation agreement, the expense limit for VP Value Opportunity Portfolio is 0.80% and 1.05% for Class I and Class S shares, respectively.

EXPENSE TABLES

      As shown in the table below, shares of the Portfolios are not subject to sales charges or shareholder transaction fees. The table below does not reflect surrender charges and other charges assessed by your Insurance Company under your Variable Contact.

                       TRANSACTION FEES ON NEW INVESTMENTS
                    (fees paid directly from your investment)

                                                            CLASS I     CLASS S
                                                            -------     -------
Maximum sales charge (load) imposed on purchases (as a
percentage of offering price)                                None        None

Maximum deferred sales charge (load)(as a percentage of
the lower of original purchase price or redemption
proceeds)                                                    None        None

      Neither VP MagnaCap Portfolio nor VP Value Opportunity Portfolio has any redemption fees, exchange fees or sales charges on reinvested dividends.

PORTFOLIO EXPENSES

      The current expenses of each of the Portfolios and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the following table. Expenses are based upon the operating expenses incurred by Class I and Class S shares of the Portfolios for the period ended June 30, 2005. Pro forma fees show estimated fees of VP Value Opportunity Portfolio after giving effect to the proposed Reorganization as adjusted to reflect changes in contractual changes. Pro forma numbers are estimated in good faith and are hypothetical. Your Variable Contract is a contract between you and the issuing Participating Insurance Company. Each Portfolio is not a party to that Variable Contract. The Portfolios are merely an investment option made available to you by your Participating Insurance Company under your Variable Contract. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract. The table below does not reflect expenses and charges that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement. If you participate through a Qualified Plan, the table does not reflect the direct expenses of the Qualified Plan, and you should consult your plan administrator for more information.

                       ANNUAL PORTFOLIO OPERATING EXPENSES
                         AS OF JUNE 30, 2005 (UNAUDITED)
       (expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets) (1)

                                                        DISTRIBUTION
                                                        (12b-1) AND               TOTAL
                                                        SHAREHOLDER             PORTFOLIO       WAIVERS,
                                            MANAGEMENT   SERVICING     OTHER    OPERATING    REIMBURSEMENT,     NET
                                               FEES       FEES(2)     EXPENSES   EXPENSES  AND RECOUPMENT(3)  EXPENSES
                                            ----------  ------------  --------  ---------  -----------------  --------
CLASS I

VP MagnaCap Portfolio                          0.75%           -        0.25%     0.99%         (0.09)%         0.90%

VP Value Opportunity Portfolio                 0.60%           -        0.10%     0.70%             -           0.70%

VP Value Opportunity Portfolio
  (Surviving Portfolio After the
  Reorganization) (Estimated Pro
  Forma) (Unaudited)                           0.60%           -        0.10%     0.70%             -           0.70%

CLASS S

VP MagnaCap Portfolio                          0.75%        0.25%       0.25%     1.24%         (0.14)%         1.10%

VP Value Opportunity Portfolio                 0.60%        0.25%       0.10%     0.95%             -           0.95%

VP Value Opportunity Portfolio
  (Surviving Portfolio After the
  Reorganization)
  (Estimated Pro Forma)
  (Unaudited)                                  0.60%        0.25%       0.10%     0.95%             -           0.95%

----------

(1) The fiscal year end for each Portfolio is December 31. This table shows the estimated portfolio operating expenses for shares of VP MagnaCap Portfolio and VP Value Opportunity Portfolio as a ratio of expenses to average daily net assets.

(2) As a result of distribution (Rule 12b-1) fees, a long-term investors may pay more than the economic equivalent of the maximum sales charge allowed by the Rules of the National Association of Securities Dealers, Inc. ING Funds Services, LLC has voluntarily waived 0.05% of the distribution fee for Class S shares of the VP MagnaCap Portfolio, so that the actual fee paid by a Portfolio is an annual rate of 0.20%. Absent this waiver, the distribution fee is 0.25% of net assets.

(3) An expense limitation agreement is in place for VP MagnaCap Portfolio. ING Investments has entered into a written expense limitation agreement with VP MagnaCap Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The expense limit is shown as "Total Net Portfolio Expenses." The expense limit will continue through at least May 1, 2006. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement within 30 days of the end of the then current term. In addition, the expense limitation agreement may be terminated by the Portfolio upon at least 90 days' prior written notice to ING Investments or upon termination of the investment management agreement. Pursuant to this expense limitation agreement, the expense limit for VP MagnaCap Portfolio is 0.90% and 1.10% for Class I and Class S shares, respectively.

      An expense limitation agreement is in place for VP Value Opportunity Portfolio. ING Investments has entered into a written expense limitation agreement with VP Value Opportunity Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The expense limit is shown as "Total Net Portfolio Expenses." The expense limit will continue through at least May 1, 2006. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement within 30 days of the end of the then current term. In addition, the expense limitation agreement may be terminated by the Portfolio upon at least 90 days' prior written notice to ING Investments or upon termination of the investment management agreement. Pursuant to this expense limitation agreement, the expense limit for VP Value Opportunity Portfolio is 0.80% and 1.05% for Class I and Class S shares, respectively.

      Examples. The following examples are intended to help you compare the cost of investing in each Portfolio and the combined Portfolio. The examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The examples assume that you invest $10,000 in each Portfolio and in the combined Portfolio after the Reorganization for the time periods indicated. The examples also assume that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown. Your actual costs may be higher or lower.

               VP MAGNACAP PORTFOLIO           VP VALUE OPPORTUNITY PORTFOLIO
         ----------------------------------  ----------------------------------
         1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
         ------  -------  -------  --------  ------  -------  -------  --------
CLASS I   $ 92     $306    $538     $1,205    $72     $224     $390     $  871
CLASS S   $112     $380    $668     $1,488    $97     $303     $525     $1,166

                         ESTIMATED PRO FORMA:
                       THE PORTFOLIOS COMBINED*
               ----------------------------------------
               1 YEAR    3 YEARS    5 YEARS    10 YEARS
               ------    -------    -------    --------
CLASS I          $72       $224       $390      $  871
CLASS S          $97       $303       $525      $1,166

--------------
*     Estimated.

GENERAL INFORMATION

      Following the Reorganization, certain holdings of VP MagnaCap Portfolio that are transferred to VP Value Opportunity Portfolio in connection with the Reorganization may be sold. Such sales may result in increased transaction costs for VP Value Opportunity Portfolio, and the realization of taxable gains or losses for VP Value Opportunity Portfolio.

KEY DIFFERENCES IN RIGHTS OF VP MAGNACAP PORTFOLIO SHAREHOLDERS AND VP VALUE OPPORTUNITY PORTFOLIO SHAREHOLDERS

      VP MagnaCap Portfolio is organized as a separate series of ING Variable Products Trust, a Massachusetts business trust, and is governed by a Declaration of Trust and Bylaws. VP Value Opportunity Portfolio is organized as a separate series of ING Variable Portfolios, Inc., a Maryland corporation, and is governed by Articles of Incorporation and Bylaws. Key differences under the VP MagnaCap Portfolio's Declaration of Trust/Bylaws or Massachusetts law and VP Value Opportunity Portfolio's Articles of Incorporation/Bylaws and Maryland law are presented below.

       VP MAGNACAP PORTFOLIO                   VP VALUE OPPORTUNITY PORTFOLIO
-----------------------------------         ------------------------------------
Shareholders have the power to              Shareholders have the power to
amend the Declaration of Trust, but         elect and remove directors. Any
Trustees are also permitted to do           Director may be removed from office
so without a shareholder vote if            by the vote of a majority of all of
they deem it necessary to conform           the shares entitled to vote, and
the Declaration of Trust to Federal         shareholders have the power to fill
and state laws, to change the name          the resulting vacancy for the
of the Trust or make any other              remainder of the term and until the
changes which do not materially             election and qualification of a
adversely affect the rights of              successor.
shareholders.
                                            The Corporation reserves the right
Shareholders also have the power to         from time to time to make any
vote with respect to the election           amendments to its Articles of
and removal of Trustees, investment         Incorporation, except that no
advisory contract, termination of           action affecting the validity or
the Trust, merger, consolidation,           assessability of any outstanding
or sale of assets, incorporation of         shares shall be taken without the
the Trust or any Series, 12b-1              unanimous approval of the
plans. Both the Trustees (unless a          outstanding shares affected. The
shareholder vote is required                Board of Directors has the power to
pursuant to law, Declaration of             amend By-laws.
Trust, or the Bylaws) and the
shareholders have the right to
alter or repeal any Bylaws of the
Trust and to make new Bylaws.

                      INFORMATION ABOUT THE REORGANIZATION

THE REORGANIZATION AGREEMENT

      The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as APPENDIX B.

      The Reorganization Agreement provides for (i) the transfer, as of the Closing Date, of all of the assets of VP MagnaCap Portfolio in exchange for shares of beneficial interest of VP Value Opportunity Portfolio and the assumption by VP Value Opportunity Portfolio of VP MagnaCap Portfolio's known liabilities, as set forth in that Portfolio's Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of shares of VP Value Opportunity Portfolio to shareholders of VP MagnaCap Portfolio, as provided for in the Reorganization Agreement. VP MagnaCap Portfolio will then be liquidated.

      Each Class I and Class S shareholder of VP MagnaCap Portfolio will hold, immediately after the Closing Date, shares of the corresponding class of VP Value Opportunity Portfolio having an aggregate value equal to the aggregate value of the shares of the corresponding class of VP MagnaCap Portfolio held by that shareholder as of the Closing Date. In the interest of economy and convenience, shares of VP Value Opportunity Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

      The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of VP MagnaCap Portfolio. The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to APPENDIX B to review the terms and conditions of the Reorganization Agreement.

REASONS FOR THE REORGANIZATION

      The Reorganization is one of several reorganizations that have taken place among various ING Funds. The ING Fund complex has grown in recent years through the addition of many funds. Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies. The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and confusion about overlapping funds. ING Investments also believes that the reorganizations may benefit Portfolio shareholders by resulting in surviving portfolios with a greater asset base. This is expected to provide greater investment opportunities for the surviving portfolios and the potential to take larger portfolio positions.

      The proposed Reorganization was presented for consideration to the Board of Directors/Trustees of each Portfolio at a meeting held on July 21, 2005. For the reasons discussed below, the Directors/Trustees of the Portfolios, including all of the Directors/Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Portfolios, determined that the interests of the shareholders of either Portfolio will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of both Portfolios and their shareholders as well as Variable Contract owners.

      The Reorganization will allow VP MagnaCap Portfolio's shareholders to continue to participate in a professionally-managed portfolio that seeks to achieve growth of capital. Additionally, the proposed Reorganization is expected to result in lower gross and net expenses for shareholders of VP MagnaCap Portfolio.

BOARD CONSIDERATIONS

      The Board of Trustees of VP MagnaCap Portfolio, in recommending the proposed transaction, considered a number of factors, including the following:

   - the plans of management to reduce overlap in funds in the ING Fund complex;

   -  the potential benefits of the transaction to shareholders;

   - the relative investment performance of VP MagnaCap Portfolio as compared to VP Value Opportunity Portfolio;

   - expense ratios and information regarding fees and expenses of VP MagnaCap Portfolio and VP Value Opportunity Portfolio;

   -  the relative size of the Portfolios;

   - whether the Reorganization would dilute the interests of the shareholders of either of the Portfolios (i.e., the separate accounts) or the interests of Variable Contract Owners;

   - the similarity of investment objectives and strategies of VP Value Opportunity Portfolio with those of VP MagnaCap Portfolio;

   - all fees and expenses in connection with the Reorganization will be borne directly by the Portfolios' Investment Adviser (or an affiliate of the Investment Adviser);

   - the terms and conditions of the Reorganization Agreement, which might affect the price of the outstanding shares of either Portfolio;

   -  any benefits that may be realized by the Adviser; and

   - the tax consequences of the Reorganization to VP MagnaCap Portfolio and its shareholders, including the tax-free nature of the transaction.

      The Board of Trustees also considered the future potential benefits to ING Investments in that its costs to administer both Portfolios may be reduced if the Reorganization is approved.

      THE TRUSTEES OF VP MAGNACAP PORTFOLIO RECOMMEND THAT SHAREHOLDERS APPROVE THE REORGANIZATION WITH VP VALUE OPPORTUNITY PORTFOLIO.

TAX CONSIDERATIONS

      The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither VP MagnaCap Portfolio nor its shareholders, nor VP Value Opportunity Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

      As of December 31, 2004, VP MagnaCap Portfolio and VP Value Opportunity Portfolio had accumulated capital loss carryforwards of approximately $2.0 million and $39.7 million, respectively. After the Reorganization, the losses of VP MagnaCap Portfolio generally will be available to VP Value Opportunity Portfolio to offset its capital gains, although a portion of the amount of these losses that may offset VP Value Opportunity Portfolio's capital gains in any given year will be limited due to this Reorganization. The ability of VP Value Opportunity Portfolio to absorb losses in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any of these various capital loss carryforwards currently are available only to pre-reorganization shareholders of VP MagnaCap Portfolio. After the Reorganization, however, these benefits will inure to the benefit of all post-reorganization shareholders of VP Value Opportunity Portfolio.

EXPENSES OF THE REORGANIZATION

      The expenses relating to the proposed Reorganization will be borne by ING Investments, LLC ("ING Investments") (or an affiliate of ING Investments). The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the Investment Company Act of 1940, preparation of the Registration Statement, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

                   ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

FORM OF ORGANIZATION

      VP MagnaCap Portfolio is a diversified series of ING Variable Products Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Trust is governed by a Board of Trustees consisting of eleven members. For more information on the history of the Trust, see the SAI.

      VP Value Opportunity Portfolio is a diversified series of ING Variable Portfolios, Inc. (the "Company"), an open-end management investment company organized as a Maryland corporation. The Company is governed by a Board of Directors consisting of eleven members. For more information on the history of the Company, see the SAI.

ADVISER

      ING Investments, an Arizona limited liability company, is the adviser to both Portfolios. As of December 31, 2004, ING Investments managed over $37.3 billion in assets. ING Investments is registered with the SEC as an investment adviser. ING Investment's principal offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

      ING Investments has engaged a sub-adviser to provide the day-to-day management of each Portfolio. ING Investments is responsible for monitoring the investment programs and performance of the Sub-adviser. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or a Portfolio's Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Portfolios.

      For information regarding the basis for the Boards' approval of portfolio management relationships, please refer to each Portfolio's Statement of Additional Information. ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of the Portfolios' assets and the purchase and sale of portfolio securities.

DISTRIBUTOR

      ING Funds Distributor, LLC is the principal underwriter and distributor of both Portfolios. It is located at 7337 Doubletree Ranch Road, Scottsdale, Arizona 85258 and is a member of the NASD. To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

DIVIDENDS, DISTRIBUTIONS AND TAXES

      VP MagnaCap Portfolio distributes virtually all its net investment income and net capital gains in the form of dividends. The Portfolio generally declares and pays dividends quarterly, and distributes capital gains, if any, at least once annually.

      VP Value Opportunity Portfolio declares and pays dividends and capital gains distributions, if any, on an annual basis usually in June. To comply with federal tax regulations, the Portfolio may also pay an additional capital gains distribution.

      The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

      Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for variable annuity contacts and variable life insurance policies so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

      Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

      If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

      The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the

Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

      If the Reorganization Agreement is approved by VP MagnaCap Portfolio's shareholders, then as soon as practicable before the Closing Date, VP MagnaCap Portfolio will pay the Insurance Company Separate Accounts investing in the Portfolio a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

CAPITALIZATION

      The following table shows on an unaudited basis the capitalization of each of the Portfolios as of June 30, 2005, and on a pro forma basis as of June 30, 2005 giving effect to the Reorganization:


                                                      NET ASSET VALUE        SHARES
                                      NET ASSETS         PER SHARE        OUTSTANDING
                                    -------------     ---------------     -----------
VP MAGNACAP PORTFOLIO
Class I                             $   8,287,120         $ 9.40              881,836
Class S                             $  28,903,069         $ 9.44            3,061,078

VP VALUE OPPORTUNITY PORTFOLIO
Class I                             $ 200,987,622         $13.05           15,398,124
Class S                             $   3,455,187         $12.97              266,401

PRO FORMA - VP VALUE OPPORTUNITY PORTFOLIO INCLUDING VP MAGNACAP PORTFOLIO
  Class I                           $ 209,274,741         $13.05           16,033,151
  Class S                           $  32,358,256         $12.97            2,494,857

                  GENERAL INFORMATION ABOUT THE PROXY STATEMENT

SOLICITATION OF PROXIES

      Solicitation of voting instructions is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about September 23, 2005. In addition to the solicitation of proxies by mail, employees of ING Investments and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications. VP MagnaCap Portfolio has retained Computershare Fund Services (the "Solicitor"), a professional proxy solicitation firm, to assist with any necessary solicitation of proxies. The estimated cost of the proxy solicitation is $3,500. ING Investments will bear the cost of the proxy solicitation. Shareholders of VP MagnaCap Portfolio may receive a telephone call from the professional proxy solicitation firm asking the shareholder to vote.

      In all cases where a proxy is solicited by telephone, the Solicitor is required to ask the person to provide identifying registration data, including full name and address, and, if known, the number of shares owned. If the shareholder is a corporation or other entity, the Solicitor will ask for the title of the person and for confirmation that the person is authorized to direct the voting of the shares. The Solicitor will advise the shareholder that the shareholder can vote his or her shares over the telephone and will ask if the shareholder would like to cast a vote. Although the Solicitor's representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus. The Solicitor will then record the shareholder's instructions on the Proxy Card. Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

      If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus or attend in person. Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact the Solicitor toll-free at 1-866-804-3212.

      A shareholder may revoke the accompanying proxy at any time prior to its use by filing with VP MagnaCap Portfolio, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given. The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote "FOR" the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of VP MagnaCap Portfolio that may be presented at the Special Meeting.

VOTING RIGHTS

      The Separate Accounts of the Participating Insurance Companies are the record owner of the shares of the Portfolios. The Participating Insurance Companies will vote each Portfolio's shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts.

      Each shareholder of VP MagnaCap Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. Shares have no preemptive or subscription rights.

      As such, Variable Contact owners and certain annuitants and/or beneficiaries have the right to instruct the Participating Insurance Companies as to the number of shares (and fractional shares) attributable to their Variable Contract's value on the record date allocated to the Separate Account that holds shares of the VP MagnaCap Portfolio. The Participating Insurance Companies will vote shares attributable to Variable Contracts in the same proportion (for, against, abstain) to those for which timely instructions are received.

      Only shareholders of VP MagnaCap Portfolio at the close of business on August 16, 2005 (the "Record Date") will be entitled to be present and give voting instructions for VP MagnaCap Portfolio at the Special Meeting with respect to their shares owned as of that Record Date. As of the Record Date, 3,834,647.277 shares of VP MagnaCap Portfolio were outstanding and entitled to vote. To be counted, the properly executed Voting Instruction Form must be received no later than 5:00 p.m. on November 9, 2005.

      Approval of the Reorganization Agreement requires the vote, if a quorum is present, of the lesser of (i) 67% or more of the shares, provided that 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders. If a shareholder abstains from voting as to any matter, or if a broker returns a "non-vote" proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum. However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter. For this reason, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the Reorganization.

      To the knowledge of ING Investments, as of August 16, 2005, no current Director/Trustees owns 1% or more of the outstanding shares of either Portfolio, and the officers and Directors/Trustees own, as a group, less than 1% of the shares of either Portfolio.

      APPENDIX E hereto lists the persons that, as of August 16, 2005, owned beneficially or of record 5% or more of the outstanding shares of any Class of VP MagnaCap Portfolio or VP Value Opportunity Portfolio .

OTHER MATTERS TO COME BEFORE THE SPECIAL MEETING

      VP MagnaCap Portfolio does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

SHAREHOLDER PROPOSALS

      VP MagnaCap Portfolio is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by VP MagnaCap Portfolio's management. Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

REPORTS TO SHAREHOLDERS

      ING Investments will furnish, without charge, a copy of the most recent Annual Report regarding either of the Portfolios and any more recent Semi-Annual Report succeeding the Annual Report, if any, on request. Requests for such reports should be directed in writing to the Portfolio at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling Shareholder Services at 1-800-992-0180.

      IN ORDER THAT THE PRESENCE OF A QUORUM AT THE SPECIAL MEETING MAY BE ASSURED, PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY CARD IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

                                                     /s/ Huey P. Falgout, Jr.,
                                                     --------------------------
                                                     Huey P. Falgout, Jr.,
                                                     Secretary

September 23, 2005
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

                                                                      APPENDIX A

             REPORT FOR ING VP VALUE OPPORTUNITY PORTFOLIO

The ING VP Value Opportunity Portfolio (the "Portfolio") seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock. The Portfolio is managed by a team of equity investment specialists led by William F. Coughlin, Portfolio Manager, ING Investment Management Co. -- the Sub-Adviser.*

PERFORMANCE: For the year ended December 31, 2004, the Portfolio's Class I shares provided a total return of 10.15% compared to the Russell 1000 Value Index(1) and the Russell 1000 Index(2), which returned 16.49% and 11.40%, respectively, for the same period.

PORTFOLIO SPECIFICS: The investment team focuses on high quality companies selling at low price to earnings multiples. The Portfolio is well diversified, with exposure to all the major economic sectors and remains sensitive to the sector weighting of its Russell 1000 Value Index benchmark. During 2004, both sector allocation and stock selection combined to cause the Portfolio to underperform its benchmark. The Portfolio underperformed the benchmark's return in all sectors. The worst performing stock was Koninklijke Philips Electronics NV. The Portfolio's largest sector exposure was a 31.1% average weighting in financial services, somewhat below the 34.0% benchmark weighting. While this underweighting had a reasonably neutral allocation impact on results, the poor price performance of the Portfolio's financial services positions, especially American Intl. Group, Inc. and Fannie Mae, had a decidedly more negative overall effect. The health care sector also negatively impacted overall results from both a sector allocation and stock selection perspective as overweighting this poorly performing sector severely reduced the sector allocation contribution, while several positions, including previously held Bristol-Myers Squibb Co. and Merck & Co., as well as Pfizer, Inc., all suffered price declines in 2004. This had a negative impact on Portfolio results. The strongest contribution from sector allocation was the result of overweighting the energy sector, but while the Portfolio's stocks performed very well as a group (+26.0%), this was below the benchmark energy sector return on 30.6%. Several stocks in this sector were particularly strong, including Exxon Mobil Corp., ChevronTexaco Corp. and Halliburton Co. Overall, this sector was a positive contributor from a sector allocation perspective, but negative when considering specific stock selection.

CURRENT STRATEGY AND OUTLOOK: Despite the strong market advance during the final quarter of 2004, we continue to believe that the markets are moderately attractive. While we expect that interest rates and inflation will rise gradually as 2005 progresses, improving corporate profits, lower energy prices, and reasonable equity valuations all suggest that positive stock market returns are likely this year. During the past several years, value stocks have generally provided better returns that growth stocks, while small capitalization has consistently outperformed larger cap stocks. Looking ahead, we continue to believe that these areas should generate positive returns; however, we think that portfolios should be gradually tilted toward larger cap, growth-oriented names.

* VP Value Opportunity Portfolio changed portfolio managers from William F. Coughlin to Scott Lewis on April 29, 2005. For more information on the portfolio management team, please see the proxy/prospectus.

PORTFOLIO MANAGERS' REPORT                    ING VP Value Opportunity Portfolio

[PERFORMANCE GRAPH]

                            Russell 1000     Russell 1000     S&P 500
               Class I      Value Index         Index          Index
               -------      ------------     ------------     -------
12/13/96       $10,000        $10,000           $10,000       $10,000
12/31/96       $10,215        $ 9,872           $ 9,838       $ 9,805
12/31/97       $14,235        $13,346           $13,070       $13,078
12/31/98       $17,423        $15,431           $16,062       $16,839
12/31/99       $20,834        $16,565           $20,074       $20,397
12/31/00       $22,958        $17,727           $18,510       $18,524
12/31/01       $20,751        $16,736           $16,206       $16,324
12/31/02       $15,363        $14,138           $12,697       $12,716
12/31/03       $19,142        $18,384           $16,492       $16,367
12/31/04       $21,084        $21,416           $18,373       $18,145


                              AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------
                                                                                SINCE INCEPTION        SINCE INCEPTION
                                                                                   OF CLASS I             OF CLASS S
                                            1 YEAR            5 YEAR            DECEMBER 13, 1996        JULY 16, 2001
                                            ------            ------            -----------------      ---------------
Class I............................          10.15%            0.24%                  9.70%                   --
Class S............................           9.88%              --                     --                 (2.38)%
Russell 1000 Value Index(1)........          16.49%            5.27%                  9.88%(4)              6.15%(5)
Russell 1000 Index(2)..............          11.40%           (1.76)%                 7.82%(4)              2.35%(5)
S&P 500 Index(3)...................          10.88%           (2.30)%                 7.65%(4)              1.72%(5)


Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING VP Value Opportunity Portfolio against the S&P 500 Index. The Index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

(1) The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values, which more closely tracks the types of securities in which the Portfolio invests than the S&P 500 Index.

(2) The Russell 1000 Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies.

(3) The S&P 500 Index is an unmanaged Index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4)  Since inception performance for the index is shown from December 1, 1996.

(5)  Since inception performance for the index is shown from August 1, 2001.

                                                                      APPENDIX B

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 21st day of July, 2005, by and between ING Variable Portfolios, Inc., a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the "Company"), on behalf of its series, ING VP Value Opportunity Portfolio (the "Acquiring Portfolio"), and ING Variable Products Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the "Trust"), on behalf of its series, ING VP MagnaCap Portfolio (the "Acquired Portfolio").

      This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Class I and Class S voting shares of beneficial interest of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

      WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of open-end, registered investment companies of the management type and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

      WHEREAS, the Board of Directors of the Company has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio, as described in paragraph 1.3 herein, by the Acquiring Portfolio is in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

      WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities, as described in paragraph 1.3 herein, of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

      1.1. Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio's assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional Class I and Class S Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio's net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

      1.2. The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

      1.3. The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall assume the liabilities of the Acquired Portfolio set forth in the Acquired Portfolio's Statement of Assets and Liabilities as of the Closing Date delivered by the Trust, on behalf of the Acquired Portfolio, to the Company, on behalf of the Acquiring Portfolio, pursuant to paragraph 7.2 hereof. On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

      1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will distribute to the Acquired Portfolio's shareholders of record with respect to each class of its shares, determined as of immediately after the close of business on the Closing Date (the "Acquired Portfolio Shareholders"), on a pro rata basis within that class, the Acquiring Portfolio Shares of the same class received by the Acquired Portfolio pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Portfolio's shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Acquired Portfolio Shareholders. The aggregate net asset value of Class I and Class S Acquiring Portfolio Shares to be so credited to Class I and Class S Acquired Portfolio Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Portfolio shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Portfolio will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in Class I and Class S shares of the Acquired Portfolio will represent a number of the same class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Portfolio shall not issue certificates representing the Class I and Class S Acquiring Portfolio Shares in connection with such exchange.

      1.5. Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio's transfer agent, as defined in paragraph 3.3.

      1.6. Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.    VALUATION

      2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio's Board of Directors.

      2.2. The net asset value of a Class I and Class S Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio's then-current prospectus and statement of additional information and valuation procedures established by the Acquiring Portfolio's Board of Directors.

      2.3. The number of the Class I and Class S Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio's assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class I and Class S shares of the Acquired Portfolio, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share, determined in accordance with paragraph 2.2.

      2.4. All computations of value shall be made by the Acquired Portfolio's designated record keeping agent and shall be subject to review by Acquiring Portfolio's record keeping agent and by each Portfolio's respective independent accountants.

3.    CLOSING AND CLOSING DATE

      3.1. The Closing Date shall be December 3, 2005, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

      3.2. The Acquired Portfolio shall direct the Bank of New York Company, Inc., as custodian for the Acquired Portfolio (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Portfolio's portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act")) in which the Acquired Portfolio's Assets are deposited, the Acquired Portfolio's portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

      3.3. The Acquired Portfolio shall direct DST Systems, Inc. (the "Transfer Agent"), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding Class I and Class S shares owned by each such shareholder immediately prior to the Closing. The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio's account on the books of the Acquiring Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

      3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Portfolio or the Board of Directors of the Acquiring Portfolio, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.    REPRESENTATIONS AND WARRANTIES

      4.1. Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquired Portfolio, represents and warrants to the Company as follows:

            (a) The Acquired Portfolio is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

            (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

            (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

            (d) The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

            (e) On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

            (f) The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound;

            (g) All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

            (h) Except as otherwise disclosed in writing to and accepted by the Company, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

            (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2004 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

            (j) Since December 31, 2004, there has not been any material adverse change in the Acquired Portfolio's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio (For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio's portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change);

            (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

            (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

            (m) All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

            (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

            (o) The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

            (p) The proxy statement of the Acquired Portfolio (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

      4.2. Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of the Company, the Company, on behalf of the Acquiring Portfolio, represents and warrants to the Trust as follows:

            (a) The Acquiring Portfolio is duly organized as a series of the Company, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under the Company's Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

            (b) The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, is in full force and effect;

            (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

            (d) The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

            (e) On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

            (f) The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Company's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

            (g) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Company, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio's financial condition or the conduct of the Acquiring Portfolio's business. The Company, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

            (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2004 have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

            (i) Since December 31, 2004, there has not been any material adverse change in the Acquiring Portfolio's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio (For purposes of this subparagraph
(i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio's portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change);

            (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

            (k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

            (l) All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

            (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

            (n) The Class I and Class S Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

            (o) The information to be furnished by the Company for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

            (p) That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials of the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.    COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

      5.1. The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

      5.2. The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

      5.3. The Acquired Portfolio covenants that the Class I and Class S Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

      5.4. The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio shares.

      5.5. Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

      5.6. The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the "Prospectus"), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

      5.7. As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the Class I and Class S Acquiring Portfolio Shares received at the Closing.

      5.8. The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

      5.9. The Trust, on behalf of the Acquired Portfolio, covenants that the Trust will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Company, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust's, on behalf of the Acquired Portfolio's, title to and possession of the Acquiring Portfolio's Shares to be delivered hereunder, and (b) the Company's, on behalf of the Acquiring Portfolio's, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

      5.10. The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

      The obligations of the Trust, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Company, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

      6.1. All representations and warranties of the Company, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

      6.2. The Company shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Company, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Trust shall reasonably request;

      6.3. The Company, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Company, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

      6.4. The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.    CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

      The obligations of the Company, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at the Company's election, to the performance by the Trust, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

      7.1. All representations and warranties of the Trust, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

      7.2. The Trust shall have delivered to the Acquiring Portfolio a statement of the Acquired Portfolio's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

      7.3. The Trust shall have delivered to the Acquiring Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Company and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Company shall reasonably request;

      7.4. The Trust, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Portfolio, on or before the Closing Date;

      7.5. The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

      7.6. The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

      If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Portfolio, or the Company, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

      8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Portfolio. Notwithstanding anything herein to the contrary, neither the Company nor the Trust may waive the conditions set forth in this paragraph 8.1;

      8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

      8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Company or the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

      8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

      8.5. The parties shall have received the opinion of Dechert LLP addressed to the Trust and the Company substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Company and the Trust. Notwithstanding anything herein to the contrary, neither the Company nor the Trust may waive the condition set forth in this paragraph 8.5.

9.    BROKERAGE FEES AND EXPENSES

      9.1. The Trust, on behalf of the Acquired Portfolio, and the Company, on behalf of the Acquiring Portfolio, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      9.2 The expenses relating to the proposed Reorganization will be borne by the investment adviser to the Acquiring Portfolio (or an affiliate of the investment adviser). The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio's prospectus and the Acquired Portfolio's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      10.1. The Company and the Trust agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

      10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.   TERMINATION

      This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before March 31, 2006, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or Directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.   AMENDMENTS

      This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust and the Company; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class I and Class S Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.   NOTICES

      Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Company or the Trust, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, attn: Huey Falgout, in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, attn: Jeffrey S. Puretz.

14.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

      14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

      14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquired Portfolio, as provided in the Declaration of Trust of the Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest: ING VARIABLE PORTFOLIOS, INC. on behalf of its ING VP VALUE OPPORTUNITY PORTFOLIO series

______________________            By:
SECRETARY                             _________________________________________

                                  Its:
                                      _________________________________________

Attest: ING VARIABLE PRODUCTS TRUST on behalf of its ING VP MAGNACAP OPPORTUNITIES PORTFOLIO series

_______________________           By:
SECRETARY                             _________________________________________

                                      _________________________________________
                                  Its:

                                                                      APPENDIX C

                        ADDITIONAL INFORMATION REGARDING
                       ING VP VALUE OPPORTUNITY PORTFOLIO

                                 ("PORTFOLIO")

                               SHAREHOLDER GUIDE

ABOUT YOUR INVESTMENT.

      The Portfolio is available only to serve as an investment option under variable annuity contracts or variable life insurance policies issued by insurance companies that are part of the ING Group of companies. Shares of the Portfolio may be sold in the future to insurance companies that are not affiliated with ING Group.

      ING Group also offers directly to the public other ING funds that may have a similar name, investment objective and/or strategy as those of the Portfolio. You should be aware that the Portfolio is likely to differ from these other ING funds in size and cash flow patterns. Accordingly, the performance of the Portfolio can be expected to vary from those of the other funds.

      You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your annuity contract or life insurance policy.

      The insurance company that issued your variable annuity contract or life insurance policy is responsible for investing in the Portfolio according to the investment options that you have chosen. You should consult your variable contract prospectus for additional information about how this works.

      ING Investments may discontinue offering shares of any Portfolio at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that the Board of Directors believes is suitable, as long as any required regulatory standards are met.

DETERMINATION OF NET ASSET VALUE

      The NAV per share of the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.

      In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. To the extent the Portfolio invests in other registered investment companies, the Portfolio's NAV is calculated based on the current NAV of the registered investment company in which the Portfolio invests.

      Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

      When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

- Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

-    Securities of an issuer that has entered into a restructuring;

-    Securities whose trading has been halted or suspended;

- Fixed-income securities that have gone into default and for which there is not current market value quotation; and

-    Securities that are restricted as to transfer or resale.

      The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

      When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form. When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder or Qualified Plan participant is received in proper form.

MANAGEMENT OF THE PORTFOLIO

Investment Adviser

      ING Investments, LLC ("ING Investments" or "Adviser"), an Arizona limited liability company, is the investment adviser of the Portfolio. As of December 31, 2004, ING Investments managed over $37.3 billion in assets. ING Investments is registered with the SEC as an investment adviser. ING Investments' principal offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

      ING Investments has engaged a sub-adviser to provide the day-to-day management of each Portfolio. ING Investments is responsible for monitoring the investment programs and performance of the Sub-adviser. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or a Portfolio's Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Portfolios.

Sub-Adviser

      ING Investment Management Co. ("ING IM") serves as the Sub-Adviser for the Portfolio. The principal address of ING IM is 230 Park Avenue, New York, NY10169. ING IM has been an investment adviser since 1972 and manages investments totaling approximately $61.0 billion in assets as of December 31, 2004.

      The following person is primarily responsible for the management of the
Portfolio:

   NAME                     POSITION AND RECENT BUSINESS EXPERIENCE
-----------     ----------------------------------------------------------------
Scott Lewis     Mr. Lewis is the Portfolio Manager of the Portfolio. He joined
                ING IM in May 2004 and has over 22 years of investment
                experience. Mr. Lewis has been associated with the management of the Portfolio since he joined ING IM and has been serving as the
                Portfolio Manager since December, 2004. Mr. Lewis joined ING IM from Credit Suisse Asset Management ("CSAM") and its predecessor
                Warburg Bincus. Most recently, he served as managing director and portfolio manager, having previously been head of U.S.
                equity research.

      The Portfolio's Statement of Additional Information, dated April 29, 2005, provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGER

      The SAI provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the portfolios.

Parent Company

      ING Investments is an indirect wholly owned subsidiary of ING Group, a global financial institution active in the fields of insurance, banking and asset management, with locations in more than 65 countries and more than 100,000 employees.

ADMINISTRATIVE SERVICES

      Pursuant to an Administrative Services Agreement between the Company and ING Fund Services LLC ("IFS"), IFS has agreed to provide overall business management and administrative services necessary to properly conduct the Portfolio's business. IFS also acts as liaison among other service providers to the Portfolio, and is responsible for monitoring the Portfolio in compliance with applicable legal requirements and the investment policies and restrictions of the Portfolio. For its services, IFS is entitled to receive from the Portfolio a fee at an annual rate of 0.055% of the Portfolio's average daily net assets.

PORTFOLIO DISTRIBUTION

      ING Funds Distributor, LLC (the "Distributor") is the principal underwriter and distributor of the Portfolio. It is located at 7337 Doubletree Ranch Road, Scottsdale, Arizona 85258 and is a member of the NASD. To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES

      The Portfolio's shares are classified into Class I and Class S. The classes are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio.

RULE 12b-1 DISTRIBUTION FEES

The Class S shares of the Portfolios are subject to a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Class S Distribution Plan, the Distributor is paid an annual distribution fee at the rate of 0.25% of the Portfolio's average daily net assets. The distribution fee may be used to cover expenses incurred in promoting the sale of Class S shares, including (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sale literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the forgoing expenses that exceed the distribution fee. The Distributor may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

The Distributor is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Distribution Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued. The terms and provisions of the Plan relating to required reports, term and approval are consistent with the requirements of Rule 12b-1.

HOW ING COMPENSATES OFFERING THE PORTFOLIO AS AN INVESTMENT OPTION IN THEIR INSURANCE PRODUCTS

      ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolio's Adviser or its Distributor, out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

      The Adviser has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolios by contract holders through the relevant insurance company's Variable Contracts. As of the date of this prospectus, ING has entered into such arrangements with the following insurance companies:
Zurich Kemper Life Insurance Company; SAFECO Life Insurance Company; and First Fortis Life Insurance Company.

      The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep N.V. ("ING") uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Since the Portfolio is sub-advised by an ING entity, ING may retain more revenue than on other ING portfolios it must pay to have sub-advised by non-affiliated entities.

      Management personnel of ING may receive additional compensation if the overall amount of investments in the Portfolios advised by ING meets certain target levels or increases over time.

      The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. None of the Portfolio, the Adviser, or the Distributor is a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

      Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

INTEREST OF THE HOLDERS OF VARIABLE INSURANCE CONTRACTS AND POLICIES AND QUALIFIED RETIREMENT PLANS

      The Portfolio is available to serve as an investment option offered through variable annuity contracts and variable life contracts and as an investment option to Qualified Plans. The Portfolio also may be made available to certain investment advisers and their affiliates, other investment companies and other investors permitted under the federal tax law. The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment medium for variable annuity contracts and variable life insurance policies and it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interest of owners of variable annuity contracts, variable life insurance policies, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment medium, might at some time be in conflict because of differences in tax treatment or other considerations. The Board intends to monitor events to identify any material conflicts between variable annuity contract owners, variable life insurance policy owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict.

      If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolios may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolios to redeem those investments if the Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.

FREQUENT TRADING - MARKET TIMING

      The Portfolio is intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by the insurance companies and as investment options for the Qualified Plans. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

      The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

      The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or their shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise their expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.

      Since the Portfolio may invest in foreign securities it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur even if the Portfolio did not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy.

      Similarly, Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation polices and procedures intended to reduce the Portfolio's exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that a Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

      Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio is designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

      A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the Statement of Additional Information. The Portfolio posts its complete portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The complete portfolio holdings schedule is as of the last day of the month preceding the quarter-end (i.e., the Portfolio will post the quarter ending June 30 holdings on August 1).

      The Portfolio's complete portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

      The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

                              FINANCIAL HIGHLIGHTS

The information in the table below has been derived from ING VP Value Opportunity Portfolio's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, with the exception of the six month period ended June 30, 2005 which is unaudited.


                                                                                 CLASS I
                                                                     ----------------------------------------------
                                                      (UNAUDITED)
                                                   SIX MONTHS ENDED               YEAR ENDED DECEMBER 31,
                                                       JUNE 30,      ----------------------------------------------
                                                         2005         2004      2003     2002      2001       2000
                                                   ----------------  -------  -------  -------   -------    -------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period             $  13.19           12.08     9.77    13.25     15.34      16.42
   Income (loss) from investment operations:
   Net investment income                            $   0.10*           0.24     0.10     0.04      0.03       0.07
   Net realized and unrealized gain (loss) on       $  (0.24)           0.98     2.29    (3.47)    (1.43)      1.49
   investments
   Total from investment operations                 $  (0.14)           1.22     2.39    (3.43)    (1.40)      1.56
   Less distributions from:
   Net investment income                            $    ---            0.11     0.08     0.05      0.69       2.64
   Net realized gain from investments               $    ---             ---      ---      ---      0.64       2.61
   Total distributions                              $    ---            0.11     0.08     0.05      0.69       2.64
   Net asset value, end of period                   $  13.05           13.19    12.08     9.77     13.25      15.34
   TOTAL RETURN(1)                                  %  (1.06)          10.15    24.59   (25.96)    (9.62)     10.19
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                $209,988         219,889  257,448  211,470   219,287    116,029
   Ratios to average net assets:
   Expenses(2)                                      %   0.70            0.69     0.70     0.72      0.71       0.75
   Net investment income(2)                         %   1.57            1.61     0.91     0.51      0.54       0.58
   Portfolio turnover rate                          %     46              16      251      304       185        171


----------------
(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(2)   Annualized for periods less than one year.

 * Per share data calculated using average number of shares outstanding throughout the period.

                                                                         CLASS S

                                                (UNAUDITED)
                                                 SIX MONTHS                              JULY 16,
                                                   ENDED      YEAR ENDED DECEMBER 31,  2001(1) TO
                                                  JUNE 30,   ------------------------  DECEMBER 31,
                                                   2005       2004   2003   2002           2001
                                                -----------  -----  -----  ------      ------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period         $13.12       12.03   9.75   13.24          14.58
   Income (loss) from investment
operations:
   Net investment income                        $ 0.09        0.13   0.04    0.01           0.00*
   Net realized and unrealized gain             $(0.24)       1.05   2.31   (3.46)         (1.34)
   (loss) on investments
   Total from investment operations             $(0.15)       1.18   2.35   (3.45)         (1.34)
   Less distributions from:
   Net investment income                        $    -        0.09   0.07    0.04              -
   Total distributions                          $    -        0.09   0.07    0.04              -
   Net asset value, end of period               $12.97       13.12  12.03    9.75          13.24
   TOTAL RETURN(2)                              %(1.14)       9.88  24.21  (26.12)         (9.19)
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)            $3,455       3,505  2,277   1,092            307
   Ratios to average net assets:
   Expenses(3)                                  % 0.95        0.94   0.95    0.97           0.96
   Net investment income(3)                     % 1.33        1.36   0.64    0.26           0.29
   Portfolio turnover rate                      %   46          16    251     304            185

-------------
(1)   Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)   Annualized for periods less than one year.

*     Amount is less than $0.01 per share.

                                                                      APPENDIX D

           SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

     The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio's outstanding shares as of August 16, 2005:

ING VP MAGNACAP PORTFOLIO

                                                                                      PERCENTAGE OF
                                                                                    COMBINED PORTFOLIO
      NAME AND ADDRESS OF          PERCENT OF CLASS OF SHARES     PERCENTAGE OF        AFTER THE
          SHAREHOLDER                 AND TYPE OF OWNERSHIP         PORTFOLIO        REORGANIZATION*
-------------------------------    ---------------------------    --------------    ------------------
Reliastar Life Insurance Co            47.77%, Class I                10.85%               2.39%
FBO Select III Non Qualified            Beneficial
Rte 5106 PO Box 20
Minneapolis, MN 55440-0020

ING Life Insurance & Annuity Co        28.93%, Class I                10.62%              77.67%
ACES Separate Acct B                   5.24%, Class S
Valuations Processing                    Beneficial
Department
151 Farmington Ave - RSMA
Hartford, CT 06156-0001

Security Life Insurance Of             22.77%, Class I                 5.17%               1.14%
Denver A Vul                            Beneficial
RTE 5106 PO Box 20
Minneapolis, MN 55440-0020

ING USA Annuity And Life               94.42%, Class S                72.97%              17.55%
Insurance Company                        Beneficial
1475 Dunwoody Dr
West Chester, PA 19380-1478

ING VP VALUE OPPORTUNITY PORTFOLIO

                                                                                      PERCENTAGE OF
                                                                                    COMBINED PORTFOLIO
      NAME AND ADDRESS OF          PERCENT OF CLASS OF SHARES      PERCENTAGE OF         AFTER THE
          SHAREHOLDER                AND TYPE OF OWNERSHIP           PORTFOLIO        REORGANIZATION*
-------------------------------    ---------------------------    --------------    ------------------
ING Life Insurance & Annuity Co       98.52%, Class I              96.58%                 77.67%
Attn Valuation Unit TN41                 Beneficial
151 Farmington Ave
Hartford, CT 06156-0001

ING USA Annuity and Life              97.88%, Class S               1.93%                 17.55%
Insurance Company                        Beneficial
1475 Dunwoody Dr
West Chester, PA 19380-1478

-------
* On a pro forma basis, assuming that the value of the shareholder's interest in the Portfolio on the date of consummation of the Reorganization is the same as on August 16, 2005.

                                     PART B

                          ING VARIABLE PORTFOLIOS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                               SEPTEMBER 14, 2005

Acquisition of the Assets and Liabilities of:              By and in Exchange for Shares of:
         ING VP MagnaCap Portfolio                        ING VP Value Opportunity Portfolio
   (a series of ING Variable Products Trust)         (a series of ING Variable Portfolios, Inc.)
      7337 East Doubletree Ranch Road                      7337 East Doubletree Ranch Road
      Scottsdale, Arizona 85258-2034                       Scottsdale, Arizona 85258-2034


This Statement of Additional Information of ING Variable Portfolios, Inc. ("SAI") is available to the shareholders of ING VP MagnaCap Portfolio in connection with a proposed transaction whereby all of the assets and known liabilities of the ING VP MagnaCap Portfolio will be transferred to ING VP Value Opportunity Portfolio, a series of ING Variable Portfolios, Inc., in exchange for shares of ING VP Value Opportunity Portfolio.

This SAI consists of: (i) this cover page; (ii) the "ING VP Value Opportunity Portfolio Additional Information" presented on pages 1 through 2 of this SAI, which presents certain information with respect to the management of the ING VP Value Opportunity Portfolio; and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

         1. The SAI for ING VP Value Opportunity Portfolio, dated April 29, 2005, as filed on May 4, 2005, and the SAI for ING VP MagnaCap Portfolio, dated April 29, 2005, as filed on May 3, 2005.

         2. The Financial Statements of the VP Value Opportunity Portfolio and VP MagnaCap Portfolio, respectively, are included in the Classes I and S Annual Reports, dated December 31, 2004 as filed on March 7, 2005, and the Classes I and S Annual Reports, dated December 31, 2004, as filed on March 7, 2005.

                  This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated September 14, 2005, relating to the Reorganization of ING VP MagnaCap Portfolio may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180. This Statement of
                  Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

                       ING VP VALUE OPPORTUNITY PORTFOLIO
                             ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


DIRECTOR OWNERSHIP OF SECURITIES..............................................1
   Shareholder Ownership Policy...............................................1

INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES..................................2
   Shareholder Ownership Policy...............................................2

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS...........................2
   Other Managed Accounts.....................................................2
   Potential Conflicts of Interest............................................2
   Compensation Structure of Portfolio Manager................................2
   Portfolio Manager Ownership of Securities..................................2

PRO FORMA FINANCIAL STATEMENTS................................................2

                       ING VP VALUE OPPORTUNITY PORTFOLIO
                             ADDITIONAL INFORMATION

DIRECTOR OWNERSHIP OF SECURITIES

Share Ownership Policy

In order to further align the interests of the Independent Directors with shareholders, it is the policy to own beneficially shares of one or more ING Funds (each a "Fund") at all times. For this purpose, beneficial ownership of Fund shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Fund.

Under this Policy, the initial value of investments in the ING Funds that are beneficially owned by a Director must equal at least $50,000. Existing Directors shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Director shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Director. A decline in the value of any Fund investments will not cause a Director to have to make any additional investments under this Policy Set forth below is the dollar range of equity securities owned by each Director as of December 31, 2004.

                                                        AGGREGATE DOLLAR RANGE OF EQUITY
                                                     SECURITIES IN ALL REGISTERED INVESTMENT
                            VP VALUE OPPORTUNITY     COMPANIES OVERSEEN BY DIRECTOR IN FAMILY
NAME OF DIRECTORS                 PORTFOLIO                 OF INVESTMENT COMPANIES
Albert V. DePrince, Jr.              $0                         Over $100,000(1)
Maria Teresa Fighetti                $0                         Over $100,000(1)
Sidney Koch                          $0                           $1 - $10,000
Corine T. Norgaard                   $0                           Over $100,000
Edward T. O'Dell                     $0                         Over $100,000(1)
Joseph E. Obermeyer                  $0                        $50,000-$100,000(1)




DIRECTORS WHO ARE
"INTERESTED PERSONS"
J. Scott Fox                         $0                            Over $100,000
Thomas J. McInerney                  $0                            Over $100,000

----------
(1)  Held in deferred compensation account.

INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES

Share Ownership Policy

As of December 31, 2004, none of the Independent Directors or their immediate family members owned any shares of the ING Funds' investment adviser or principal underwriter or of any entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the ING Funds (not including registered investment companies).

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of December 31, 2004.

                REGISTERED INVESTMENT                   OTHER POOLED
                COMPANIES                               INVESTMENT VEHICLES              OTHER ACCTS
                ---------                               -------------------              -----------
PORTFOLIO       NUMBER OF                               NUMBER OF                        NUMBER OF
MANAGER         ACCOUNTS         TOTAL ASSETS           ACCOUNTS      TOTAL ASSETS       ACCOUNTS        TOTAL ASSETS
-------         --------         ------------           --------      ------------       --------        ------------
Scott Lewis         2           $3,573,105,957             0              N/A                  0              N/A


None of the accounts are subject to performance fees.


POTENTIAL CONFLICTS OF INTEREST

      A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to a Portfolio. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager's various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager's accounts.

      A potential conflict of interest may arise as a result of the portfolio manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. a portfolio manager may also manage accounts whose objectives and policies differ from that of the portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may not be appropriate for Portfolio. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

      A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees - the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee. As part of its compliance program, ING IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

      For Scott Lewis, the portfolio manager ("Portfolio Manager") of the Portfolio, compensation consists of (a) base salary; (b) bonus which is based on ING Investment Management (ING IM) performance, 3 and 5 year pre-tax performance of the accounts the portfolio manager are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

      The Portfolio Manager for the Portfolio is also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices (the Russell 1000 Value Index for Mr. Lewis as Portfolio Manager for the ING Value Opportunity Portfolio) and where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards measure investment performance versus peer groups over one- and three-year periods and year-to-date net cash flow (changes in the accounts' net assets not attributable to changes in the value of the accounts' investments) for all accounts managed by each team. The results for overall ING IM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

      Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

      Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year's performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

      Portfolio Managers whose base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

      The following table shows the dollar range of shares of the Portfolios owned by the portfolio managers as of December 31, 2004, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

                                             DOLLAR RANGE OF SECURITIES OF THE
PORTFOLIO MANAGER                            PORTFOLIO OWNED
-----------------                            ---------------
Scott Lewis                                  None


PRO FORMA FINANCIAL STATEMENTS

Shown below are financial statements for each Fund and pro forma financial statements for the combined Fund, assuming the Reorganization is consummated, as of June 30, 2005. The first table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the combined Fund. The second table presents Statements of Operations for each Fund and estimated pro forma figures for the combined Fund. The third table presents Portfolio of Investments for each Fund and estimated pro forma figures for the combined Fund. The tables are followed by the Notes to the Pro Forma Financial Statements.

       STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                   ING VALUE
                                             ING VP MAGNACAP      OPPORTUNITY                               PRO FORMA
                                                PORTFOLIO          PORTFOLIO          ADJUSTMENTS            COMBINED

ASSETS:

Investments in securities at value*           $   36,953,706     $  203,657,663                         $     240,611,369
Short-term investments at amortized cost                   -         26,281,689                                26,281,689
Repurchase agreement                                  98,000                  -                                    98,000
Cash                                                   1,537             17,226                                    18,763

Receivables:
       Investment securities sold                          -          1,637,506                                 1,637,506
       Fund shares sold                              316,298                  -                                   316,298
       Dividends and interest                         49,848            305,548                                   355,396
       Variation margin receivable                         -                  -                                         -
Prepaid expenses                                         807              6,291                                     7,098
Reimbursement due from manager                         5,391                  -                                     5,391
                                              ----------------------------------                        -----------------
       Total assets                               37,425,587        231,905,923                               269,331,510
                                              ----------------------------------                        -----------------


LIABILITIES:

Payable for investment securities purchased          182,647          1,011,081                                 1,193,728
Payable upon receipt of securities loaned                  -         26,281,689                                26,281,689
Payable to affiliates                                 31,149            112,217                                   143,366
Payable for trustee fees                                 554              2,926                                     3,480
Other accrued expenses and liabilities                21,048             55,201                                    76,249
                                              ----------------------------------                        -----------------
       Total liabilities                             235,398         27,463,114                                27,698,512
                                              ----------------------------------                        -----------------
NET ASSETS                                    $   37,190,189     $  204,442,809                         $     241,632,998
                                              ==================================                        =================

NET ASSETS WERE COMPRISED OF:

Paid-in capital                               $   32,061,824     $  220,488,359                         $     252,550,183
Undistributed net investment income                  138,486          5,533,047                                 5,671,533
Accumulated net realized loss on investments
 and foreign currency related transactions         1,292,608       (33,864,497)                              (32,571,889)
Net unrealized appreciation on investments
 and foreign currency related transactions         3,697,271         12,285,900                                15,983,171
                                              ----------------------------------                        -----------------
NET ASSETS                                    $   37,190,189     $  204,442,809                         $     241,632,998
                                              ==================================                        =================
+    Includes securities loaned at value      $            -     $   25,474,665                         $      25,474,665
*    Cost of investments in securities        $   33,256,435     $  191,371,763                         $     224,628,198


Class I

       Net assets                             $    8,287,120     $  200,987,622                         $     209,274,742
       Shares authorized                        unlimited           100,000,000                             unlimited
       Par value                              $         0.01     $        0.001                         $           0.001
       Shares outstanding                            881,836         15,398,123       (246,808)(A)             16,033,151
       Net asset value and redemption
        price per share                       $         9.40     $        13.05                         $           13.05

Class S

       Net assets                             $   28,903,069     $    3,455,187                         $      32,358,256
       Shares authorized                        unlimited           100,000,000                             unlimited
       Par value                              $         0.01     $        0.001                         $           0.001
       Shares outstanding                          3,061,078            266,401       (832,622)(A)              2,494,857
       Net asset value and redemption price
        per share                             $         9.44     $        12.97                         $           12.97



(A) Reflects net shares retired of ING VP MagnaCap Portfolio. (Calculation: Net Assets/ NAV per share)

                 See Accompanying Notes to Financial Statements

                       STATEMENT OF OPERATIONS (UNAUDITED)

                                                       ING VP       ING VP VALUE
                                                      MAGNACAP      OPPORTUNITY       PRO FORMA                          PRO FORMA
                                                   PORTFOLIO FOR   PORTFOLIO FOR       COMBINED                        COMBINED FOR
                                                     THE TWELVE     THE TWELVE      FOR THE TWELVE                      THE TWELVE
                                                    MONTHS ENDED    MONTHS ENDED     MONTHS ENDED                      MONTHS ENDED
                                                   JUNE 30, 2005   JUNE 30, 2005    JUNE 30, 2005     ADJUSTMENTS      JUNE 30, 2005
INVESTMENT INCOME:

Dividends, net of foreign taxes withheld*            $  855,112     $  4,899,506     $  5,754,618                      $  5,754,618
Interest                                                 12,776           53,908           66,684                            66,684
Securities lending income                                    --            5,563            5,563                             5,563
                                                     ----------     ------------     ------------                      ------------
     Total investment income                            867,888        4,958,977        5,826,865                         5,826,865
                                                     ----------     ------------     ------------                      ------------

EXPENSES:

Investment management fees                              288,796        1,323,224        1,612,020          (55,562)(A)    1,556,458
Service fees
     Class S                                             75,528            8,503           84,031                            84,031
Transfer agent fees                                       1,276              878            2,154             (350)(B)        1,804
Administrative service fees                              38,506          121,292          159,798          (17,123)(A)      142,675
Shareholder reporting expense                            13,179           26,888           40,067           (5,270)(B)       34,797
Professional fees                                         9,622           12,947           22,569           (3,850)(B)       18,719
Custody and accounting expense                           11,429           25,445           36,874                            36,874
Trustee and director fees                                   434           11,691           12,125                            12,125
Miscellaneous expense                                     6,793           11,818           18,611                            18,611
                                                     ----------     ------------     ------------     ------------     ------------
     Total expenses                                     445,563        1,542,686        1,988,249          (82,154)       1,906,095
     Net waived and reimbursed fees                     (37,408)              --          (37,408)              --          (37,408)
                                                     ----------     ------------     ------------     ------------     ------------
     Net expenses                                       408,155        1,542,686        1,950,841          (82,154)       1,868,687
                                                     ----------     ------------     ------------     ------------     ------------
Net investment income                                   459,733        3,416,291        3,876,024           82,154        3,958,178
                                                     ----------     ------------     ------------     ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS AND FUTURES

Net realized gain (loss) on:

     Investments                                      3,234,620        7,418,533       10,653,153                        10,653,153
     Futures                                                458               --              458                               458
                                                     ----------     ------------     ------------     ------------     ------------
     Net realized gain on investments and
       futures                                        3,235,078        7,418,533       10,653,611               --       10,653,611
                                                     ----------     ------------     ------------     ------------     ------------

Net change in unrealized appreciation or depreciation on:

     Investments                                     (1,372,484)       2,233,300          860,816                           860,816
                                                     ----------     ------------     ------------     ------------     ------------
     Net change in unrealized appreciation
      or depreciation on investments                 (1,372,484)       2,233,300          860,816               --          860,816
                                                     ----------     ------------     ------------     ------------     ------------
         Net realized and unrealized gain
          on investments                              1,862,594        9,651,833       11,514,427               --       11,514,427
                                                     ----------     ------------     ------------     ------------     ------------
    INCREASE IN NET ASSETS RESULTING
            FROM OPERATIONS                          $2,322,327     $ 13,068,124     $ 15,390,451     $     82,154     $ 15,472,605
                                                     ==========     ============     ============     ============     ============


----------
*    Foreign taxes withheld                          $    8,716     $     18,085     $     26,801                      $     26,801


(A)  Reflects effects of new contractual rates.
(B)  Reflects adjustment in expenses due to elimination of duplicative services.

                 See Accompanying Notes to Financial Statements

PORTFOLIOS OF INVESTMENTS AS OF JUNE 30, 2005 (UNAUDITED)*


             ING VP                                                                                          ING VP
   ING VP     VALUE      PRO                                                                    ING VP        VALUE          PRO
  MAGNACAP OPPORTUNITY  FORMA                                                                  MAGNACAP    OPPORTUNITY      FORMA
------------------------------                                                                --------------------------------------
Shares                                                                                                         Value
------------------------------                                                                --------------------------------------
COMMON STOCK: 99.6%

                                          AEROSPACE/DEFENSE: 1.9%
     6,500    34,600    41,100            General Dynamics Corp.                                 712,010     3,790,084     4,502,094
                                                                                              ----------    ----------    ----------
                                                                                                 712,010     3,790,084     4,502,094
                                                                                              ----------    ----------    ----------

                                          AGRICULTURE: 2.9%
    16,600    91,200   107,800            Altria Group, Inc.                                   1,073,356     5,896,992     6,970,348
                                                                                              ----------    ----------    ----------
                                                                                               1,073,356     5,896,992     6,970,348
                                                                                              ----------    ----------    ----------
                                          APPAREL: 1.2%
     5,200    28,600    33,800 L          Nike, Inc.                                             450,320     2,476,760     2,927,080
                                                                                              ----------    ----------    ----------
                                                                                                 450,320     2,476,760     2,927,080
                                                                                              ----------    ----------    ----------
                                          BANKS: 9.0%
    32,300   180,100   212,400            Bank of America Corp.                                1,473,203     8,214,361     9,687,564
    11,700    64,300    76,000            The Bank of New York Co., Inc.                         336,726     1,850,554     2,187,280
    21,900   117,200   139,100            Wells Fargo & Co.                                    1,348,602     7,217,176     8,565,778
     2,600    14,300    16,900            Zions Bancorporation                                   191,178     1,051,479     1,242,657
                                                                                              ----------    ----------    ----------
                                                                                               3,349,709    18,333,570    21,683,279
                                                                                              ----------    ----------    ----------
                                          BEVERAGES: 1.7%
     9,000    48,200    57,200            Coca-Cola Co.                                          375,750     2,012,350     2,388,100
     4,600    24,700    29,300 L          Molson Coors Brewing Co.                               285,200     1,531,400     1,816,600
                                                                                              ----------    ----------    ----------
                                                                                                 660,950     3,543,750     4,204,700
                                                                                              ----------    ----------    ----------
                                          BUILDING MATERIALS: 1.4%
    17,000    91,000   108,000            Masco Corp.                                            539,920     2,890,160     3,430,080
                                                                                              ----------    ----------    ----------
                                                                                                 539,920     2,890,160     3,430,080
                                                                                              ----------    ----------    ----------
                                          CHEMICALS: 4.1%
    15,100    80,600    95,700            Dow Chemical Co.                                       672,403     3,589,118     4,261,521
    11,600    63,900    75,500 L          Lyondell Chemical Co.                                  306,472     1,688,238     1,994,710
    12,000    65,300    77,300            Praxair, Inc.                                          559,200     3,042,980     3,602,180
                                                                                              ----------    ----------    ----------
                                                                                               1,538,075     8,320,336     9,858,411
                                                                                              ----------    ----------    ----------
                                          COAL: 1.4%
    10,600    56,800   67,400             Peabody Energy Corp.                                   551,624     2,955,872     3,507,496
                                                                                              ----------    ----------    ----------
                                                                                                 551,624     2,955,872     3,507,496
                                                                                              ----------    ----------    ----------
                                          COMPUTERS: 2.7%
    13,900    74,600    88,500            International Business Machines Corp.                1,031,380     5,535,320     6,566,700
                                                                                              ----------    ----------    ----------
                                                                                               1,031,380     5,535,320     6,566,700
                                                                                              ----------    ----------    ----------

                                          DIVERSIFIED FINANCIAL SERVICES: 15.4%
     7,100    38,900    46,000 L          Capital One Financial Corp.                            568,071     3,112,389     3,680,460
    20,000   115,500   135,500            Citigroup, Inc.                                        924,600     5,339,565     6,264,165
    22,000   117,700   139,700            Countrywide Financial Corp.                            849,420     4,544,397     5,393,817
    12,900    69,300    82,200            Freddie Mac                                            841,467     4,520,439     5,361,906
    25,100   137,800   162,900            JPMorgan Chase & Co.                                   886,532     4,867,096     5,753,628
     2,100    11,300    13,400            Lehman Brothers Holdings, Inc.                         208,488     1,121,864     1,330,352
    12,600    67,400    80,000            Merrill Lynch & Co., Inc.                              693,126     3,707,674     4,400,800
    15,100    83,100    98,200            Morgan Stanley                                         792,297     4,360,257     5,152,554
                                                                                              ----------    ----------    ----------
                                                                                               5,764,001    31,573,681    37,337,682
                                                                                              ----------    ----------    ----------
                                          ELECTRIC: 2.7%
     6,700    35,800    42,500            Entergy Corp.                                          506,185     2,704,690     3,210,875
    14,000    74,800    88,800            PG&E Corp.                                             525,560     2,807,992     3,333,552
                                                                                              ----------    ----------    ----------
                                                                                               1,031,745     5,512,682     6,544,427
                                                                                              ----------    ----------    ----------
                                          ELECTRICAL COMPONENTS AND EQUIPMENT: 1.6%
     9,600    51,800    61,400            Emerson Electric Co.                                   601,248     3,244,234     3,845,482
                                                                                              ----------    ----------    ----------
                                                                                                 601,248     3,244,234     3,845,482
                                                                                              ----------    ----------    ----------
                                          ELECTRONICS: 1.2%
    13,900    99,200   113,100 @@         Koninklijke Philips Electronics NV                     350,141     2,498,848     2,848,989
                                                                                              ----------    ----------    ----------
                                                                                                 350,141     2,498,848     2,848,989
                                                                                              ----------    ----------    ----------
                                          ENTERTAINMENT: 0.5%
    10,100    55,600    65,700 L          Regal Entertainment Group                              190,688     1,049,728     1,240,416
                                                                                              ----------    ----------    ----------
                                                                                                 190,688     1,049,728     1,240,416
                                                                                              ----------    ----------    ----------
                                          FOOD: 3.1%



                 See Accompanying Notes to Financial Statements

             ING VP                                                                                          ING VP
   ING VP     VALUE      PRO                                                                    ING VP        VALUE          PRO
  MAGNACAP OPPORTUNITY  FORMA                                                                  MAGNACAP    OPPORTUNITY      FORMA
------------------------------                                                                --------------------------------------
Shares                                                                                                         Value
------------------------------                                                                --------------------------------------
     5,600    31,000    36,600            McCormick & Co., Inc.                                  183,008     1,013,080     1,196,088
     7,600    54,100    61,700 @@         Nestle SA ADR                                          486,457     3,462,806     3,949,263
    13,700    75,100    88,800 @          Smithfield Foods, Inc.                                 373,599     2,047,977     2,421,576
                                                                                              ----------    ----------    ----------
                                                                                               1,043,064     6,523,863     7,566,927
                                                                                              ----------    ----------    ----------
                                          FOREST PRODUCTS AND PAPER: 0.5%
     5,800    31,400    37,200            International Paper Co.                                175,218       948,594     1,123,812
                                                                                              ----------    ----------    ----------
                                                                                                 175,218       948,594     1,123,812
                                                                                              ----------    ----------    ----------
                                          GAS: 1.3%
    12,300    65,700    78,000            Sempra Energy                                          508,113     2,714,067     3,222,180
                                                                                              ----------    ----------    ----------
                                                                                                 508,113     2,714,067     3,222,180
                                                                                              ----------    ----------    ----------
                                          HEALTHCARE-SERVICES: 2.1%
    13,000    81,200    94,200            Quest Diagnostics, Inc.                                692,510     4,325,524     5,018,034
                                                                                              ----------    ----------    ----------
                                                                                                 692,510     4,325,524     5,018,034
                                                                                              ----------    ----------    ----------
                                          HOUSEHOLD PRODUCTS/WARES: 1.7%
    10,100    55,600    65,700 L          Kimberly-Clark Corp.                                   632,159     3,480,004     4,112,163
                                                                                              ----------    ----------    ----------
                                                                                                 632,159     3,480,004     4,112,163
                                                                                              ----------    ----------    ----------
                                          INSURANCE: 4.2%
    10,200    56,100    66,300            American Intl. Group, Inc.                             592,620     3,259,410     3,852,030
    17,800    95,100   112,900            MetLife, Inc.                                          799,932     4,273,794     5,073,726
     4,900    26,700    31,600            St. Paul Travelers Cos., Inc.                          193,697     1,055,451     1,249,148
                                                                                              ----------    ----------    ----------
                                                                                               1,586,249     8,588,655    10,174,904
                                                                                              ----------    ----------    ----------
                                          LEISURE TIME: 1.2%
     9,300    50,000    59,300 L          Royal Caribbean Cruises Ltd.                           449,748     2,418,000     2,867,748
                                                                                              ----------    ----------    ----------
                                                                                                 449,748     2,418,000     2,867,748
                                                                                              ----------    ----------    ----------
                                          LODGING: 1.0%
     6,600    35,700    42,300 @, @@, L   Kerzner Intl. Ltd.                                     375,870     2,033,115     2,408,985
                                                                                              ----------    ----------    ----------
                                                                                                 375,870     2,033,115     2,408,985
                                                                                              ----------    ----------    ----------
                                          MEDIA: 3.2%
    11,800    63,200    75,000 L          Gannett Co., Inc.                                      839,334     4,495,416     5,334,750
    10,300    54,900    65,200 L          Tribune Co.                                            362,354     1,931,382     2,293,736
                                                                                              ----------    ----------    ----------
                                                                                               1,201,688     6,426,798     7,628,486
                                                                                              ----------    ----------    ----------
                                          MINING: 0.7%
     9,800    52,600    62,400            Alcoa, Inc.                                            256,074     1,374,438     1,630,512
                                                                                              ----------    ----------    ----------
                                                                                                 256,074     1,374,438     1,630,512
                                                                                              ----------    ----------    ----------
                                          MISCELLANEOUS MANUFACTURING: 5.4%
     7,700    41,500    49,200            Danaher Corp.                                          403,018     2,172,110     2,575,128
    27,000   144,300   171,300            General Electric Co.                                   935,550     4,999,995     5,935,545
    24,900   133,100   158,000 @@, L      Tyco Intl. Ltd.                                        727,080     3,886,520     4,613,600
                                                                                              ----------    ----------    ----------
                                                                                               2,065,648    11,058,625    13,124,273
                                                                                              ----------    ----------    ----------
                                          OFFICE/BUSINESS EQUIPMENT: 0.8%
    20,800   113,800   134,600 @, L       Xerox Corp.                                            286,832     1,569,302     1,856,134
                                                                                              ----------    ----------    ----------
                                                                                                 286,832     1,569,302     1,856,134
                                                                                              ----------    ----------    ----------
                                          OIL AND GAS: 11.9%
     6,800    36,400    43,200            Apache Corp.                                           439,280     2,351,440     2,790,720
     3,100    34,300    37,400 @@         BP PLC ADR                                             193,378     2,139,634     2,333,012
    12,400    66,600    79,000            Cabot Oil & Gas Corp.                                  430,280     2,311,020     2,741,300
     9,400    50,000    59,400            ConocoPhillips                                         540,406     2,874,500     3,414,906
     8,100    43,500    51,600 L          EOG Resources, Inc.                                    460,080     2,470,800     2,930,880
    22,200   124,600   146,800            Exxon Mobil Corp.                                    1,275,834     7,160,762     8,436,596
    18,300    97,900   116,200 @          Plains Exploration & Production Co.                    650,199     3,478,387     4,128,586
     9,000    49,100    58,100            XTO Energy, Inc.                                       305,910     1,668,909     1,974,819
                                                                                              ----------    ----------    ----------
                                                                                               4,295,367    24,455,452    28,750,819
                                                                                              ----------    ----------    ----------
                                          OIL AND GAS SERVICES: 2.8%
     7,900    42,200    50,100            BJ Services Co.                                        414,592     2,214,656     2,629,248
    13,000    71,500    84,500 L          Halliburton Co.                                        621,660     3,419,130     4,040,790
                                                                                              ----------    ----------    ----------
                                                                                               1,036,252     5,633,786     6,670,038
                                                                                              ----------    ----------    ----------
                                          PHARMACEUTICALS: 4.3%
    38,200   216,800   255,000            Pfizer, Inc.                                         1,053,556     5,979,344     7,032,900
    17,000    93,300   110,300 @@, L      Teva Pharmaceutical Industries Ltd. ADR                529,380     2,905,362     3,434,742
                                                                                              ----------    ----------    ----------
                                                                                               1,582,936     8,884,706    10,467,642
                                                                                              ----------    ----------    ----------
                                          REAL ESTATE INVESTMENT TRUSTS: 0.8%
    11,300    62,100    73,400 @          KKR Financial Corp.                                    282,500     1,552,500     1,835,000
                                                                                              ----------    ----------    ----------
                                                                                                 282,500     1,552,500     1,835,000
                                                                                              ----------    ----------    ----------
                                          RETAIL: 1.2%
    16,400    84,600   101,000            McDonald's Corp.                                       455,100     2,347,650     2,802,750
                                                                                              ----------    ----------    ----------
                                                                                                 455,100     2,347,650     2,802,750
                                                                                              ----------    ----------    ----------
                                          SAVINGS AND LOANS: 2.2%
    37,500   200,500   238,000 L          Sovereign Bancorp, Inc.                                837,750     4,479,170     5,316,920
                                                                                              ----------    ----------    ----------
                                                                                                 837,750     4,479,170     5,316,920
                                                                                              ----------    ----------    ----------
                                          SOFTWARE: 1.5%
    22,900   123,300   146,200            Microsoft Corp.                                        568,836     3,062,772     3,631,608
                                                                                              ----------    ----------    ----------
                                                                                                 568,836     3,062,772     3,631,608
                                                                                              ----------    ----------    ----------
                                          TELECOMMUNICATIONS: 2.0%



                 See Accompanying Notes to Financial Statements

             ING VP                                                                                          ING VP
   ING VP     VALUE      PRO                                                                    ING VP        VALUE          PRO
  MAGNACAP OPPORTUNITY  FORMA                                                                  MAGNACAP    OPPORTUNITY      FORMA
------------------------------                                                                --------------------------------------
Shares                                                                                                         Value
------------------------------                                                                --------------------------------------
    32,700   175,100   207,800            SBC Communications, Inc.                               776,625     4,158,625     4,935,250
                                                                                              ----------    ----------    ----------
                                                                                                 776,625     4,158,625     4,935,250
                                                                                              ----------    ----------    ----------
                                          Total Common Stock
                                                                                              ----------    ----------    ----------
                                           (Cost $33,256,435, $191,371,763 and $224,628,198)  36,953,706   203,657,663   240,611,369
                                                                                              ----------   -----------   -----------



Principal
Amount                                                                                                         Value
------------------------------                                                                --------------------------------------
SHORT-TERM INVESTMENTS: 10.9%

                                          REPURCHASE AGREEMENT: 0.0%
    98,000              98,000            Goldman Sachs Repurchase Agreement dated 06/30/05,
                                          3.340%, due 07/01/05, $98,009 to be received upon
                                          repurchase (Collateralized by $100,000 Federal
                                          National Mortgage Association, 4.010%, Market Value
                                          plus accrued interest $100,175, due 10/07/09)

                                                                                                 $98,000             -        98,000
                                Total Repurchase Agreement
                                                                                              ----------   -----------   -----------
                                            (Cost $98,000)                                        98,000             -        98,000
                                                                                              ----------   -----------   -----------


                                          SECURITIES LENDING COLLATERAL(CC): 10.9%
             26,281,689                   The Bank of New York Institutional Cash Reserves Fund        -    26,281,689    26,281,689

                              Total Securities Lending Collateral
                                                                                              ----------   -----------   -----------
                                          (Cost $-,$26,281,689 and $26,281,689)                        -    26,281,689    26,281,689
                                                                                              ----------   -----------   -----------



                                Total Short-Term Investments
                                                                                              ----------   -----------   -----------
                                          (Cost $98,000, $26,281,689 and $26,379,689)             98,000    26,281,689    26,379,689
                                                                                              ----------   -----------   -----------





                       TOTAL INVESTMENTS IN SECURITIES
                        (COST $33,354,435, $217,653,452 AND $251,007,887)*           110.5%  $37,051,706  $229,939,352  $266,991,058
                       OTHER ASSETS AND LIABILITIES -- NET                           (10.5)      138,483  (25,496,543)  (25,358,060)
                                                                                              ----------   -----------   -----------
                       NET ASSETS                                                    100.0%  $37,190,189  $204,442,809  $241,632,998
                                                                                              ==========   ===========   ===========

             @         Non-income producing security
             @@        Foreign issuer
             ADR       American Depositary Receipt

             cc        Securities purchased with cash collateral
                        for securities loaned.
             L         Loaned security, a portion or all of the
                        security is on loan at June 30, 2005.

             *         Cost for federal income tax
                       purposes is $252,000,351. Net
                       unrealized appreciation consists of:

                       Gross Unrealized Appreciation                                          $4,369,475   $17,559,627   $21,929,102
                       Gross Unrealized Depreciation                                           (701,115)   (6,237,280)   (6,938,395)
                                                                                              ----------   -----------   -----------
                       Net Unrealized Appreciation                                            $3,668,360   $11,322,347   $14,990,707
                                                                                              ==========   ===========   ===========


* As of the date of the Pro Forma Financial Statements, all of the securities held by the Acquired Portfolio will comply with compliance guidelines and restrictions of the Acquiring Portfolio.

                 See Accompanying Notes to Financial Statements

         NOTES TO UNAUDITED PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)



NOTE 1 - BASIS OF COMBINATION:

     The Board of Trustees of the ING VP MagnaCap Portfolio ("VP MagnaCap") and the Board of Directors of the ING VP Value Opportunity Portfolio ("VP Value Opportunity"), approved an Agreement and Plan of Reorganization dated July 21, 2005 (the "Plan") whereby, subject to approval by the shareholders of VP MagnaCap, VP Value Opportunity will acquire all of the assets of the VP MagnaCap, subject to the liabilities of such Fund, in exchange for a number of shares of VP Value Opportunity equal in value to the net assets of VP MagnaCap (the "Merger").

     The Merger will be accounted for as a tax-free merger of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at June 30, 2005. The unaudited pro forma portfolio of investments and statement of assets and liabilities reflect the financial position of VP MagnaCap and VP Value Opportunity at June 30, 2005. The unaudited pro forma statement of operations reflects the results of operations of VP MagnaCap and VP Value Opportunity for the year ended June 30, 2005. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the date indicated above for VP MagnaCap and VP Value Opportunity under accounting principles generally accepted in the United States of America for investment companies. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of VP Value Opportunity for pre-combination periods will not be restated.

     The unaudited pro forma portfolio of investments, and unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Fund, which are incorporated by reference in the Statements of Additional Information.

NOTE 2 - SECURITY VALUATION:

          Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by the NASDAQ will be valued at the NASDAQ official closing price. Portfolio securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Fund's custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Fund's valuation procedures. U.S. Government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith and in accordance with policies set by the Board of Trustees/Directors ("Board") of the Funds. Among elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its net asset value. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

NOTE 3 - CAPITAL SHARES:

     The unaudited pro forma net asset value per share assumes additional shares of common stock issued in connection with the proposed acquisition of VP MagnaCap by VP Value Opportunity as of June 30, 2005. The number of additional shares issued was calculated by dividing the net asset value of each Class of VP MagnaCap by the respective Class net asset value per share of VP Value Opportunity.

NOTE 4  - UNAUDITED PRO FORMA ADJUSTMENTS:

     The accompanying unaudited pro forma financial statements reflect changes in fund shares as if the merger had taken place on June 30, 2005. VP MagnaCap expenses were adjusted assuming VP Value Opportunity's fee structure was in effect for the year ended June 30, 2005.

NOTE 5 - MERGER COSTS:

     No merger costs are to be incurred by the Funds. ING Investments, LLC, the Investment Adviser to the Funds, will bear the cost of the merger expense of the Funds carrying out their obligations under the Plan including merger related legal fees, accounting fees, printing costs and mailing charges related to the proposed merger.

NOTE 6 - USE OF ESTIMATES

     Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America for investment companies. Actual results could differ from these estimates.

NOTE 7 - FEDERAL INCOME TAXES:

     It is the policy of the Funds to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired. A portion of the amount of these capital loss carryforwards may be limited in the future.

                            ING VP MAGNACAP PORTFOLIO

 PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON NOVEMBER 10, 2005. THIS PROXY IS
                  SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

      The undersigned hereby appoint(s) HUEY P. FALGOUT, JR., THERESA K. KELETY, AND TODD MODIC or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Fund (the "Fund"), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at the offices of the Fund at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 on November 10, 2005 at 10:00 a.m., Local time, and at any adjournment(s) or postponement(s) thereof.

      This proxy will be voted as instructed. IF NO SPECIFICATION IS MADE, THE PROXY WILL BE VOTED "FOR" THE PROPOSALS.

      PLEASE VOTE, DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE STRONGLY URGE YOU TO REVIEW, COMPLETE AND RETURN YOUR PROXY CARD AS SOON AS POSSIBLE. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. IF YOU VOTE VIA PHONE OR THE INTERNET, YOU DO NOT NEED TO RETURN YOUR PROXY CARD.

       Please indicate your vote by an "x" in the appropriate box below.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSALS:

1. To approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") by and among ING VP MagnaCap Portfolio and ING VP Value Opportunity Portfolio, providing for the reorganization of ING VP MagnaCap Portfolio with and into ING VP Value Opportunity Portfolio; and

    For [ ]                 Against [ ]               Abstain [ ]

2. To transact such other business, not currently contemplated, that may properly come before the Special Meeting or any adjournment(s) or postponement(s) thereof in the discretion of the proxies or their substitutes.

    For [ ]                 Against [ ]               Abstain [ ]

      This proxy card must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.

______________________________                           ____________
Signature(s) (if held jointly)                           Date

                                     PART C:
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article 10, Section (iv) of ING Variable Portfolios, Inc.'s Articles of Incorporation, as amended, provides the following:

            (iv) Indemnification. The Corporation shall indemnify its officers, Directors, employees and agents, and any person who serves at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

      (a) Every person who is or has been a Director, officer, employee or agent of the Corporation, and persons who serve at the Corporation's request as director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise by virtue of his being or having been a Director, officer, employee or agent of the Corporation or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Corporation, and against amounts paid or incurred by him in the settlement thereof.

      (b) The words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

      (c) No indemnification shall be provided hereunder to a Director, officer, employee or agent against any liability to the Corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

      (d) The rights of indemnification provided herein may be insured against by policies maintained by the Corporation, shall be several, shall not affect any other rights to which any Director, officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such Director, officer, employee, or agent, and shall inure to the benefit of the heirs, executors and administrators of such a person.

      (e) In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in subparagraph (f) of this paragraph.

            (iv) unless in the absence of such a decision, a reasonable determination based upon a factual review has been made:

                  (1) by a majority vote of a quorum of non-party Directors who are not "interested" persons of the Corporation (as defined in the 1940 Act), or

                  (2) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

      (f) The Corporation further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Director or controlling person of the Corporation will not be made absent the fulfillment of at least one of the following conditions:

                  (1)   the indemnity provides security for his undertaking,

                  (2) the Corporation is insured against losses arising by reason of any lawful advances or

                  (3) a majority of a quorum of non-party Directors who are not "interested" persons or independent legal counsel in a written opinion makes a factual determination that there is a reason to believe the indemnity will be entitled to indemnification.

      (g) Neither the amendment nor repeal of this paragraph (iv) of Article 9, nor the adoption of any amendment of any other provision of the Charter or Bylaws of the Corporation inconsistent with this paragraph (iv) of Article 10 shall apply to or affect in any respect the applicability of the preceding provisions with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

      In addition, ING Variable Portfolios, Inc.'s officers and Directors are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2005.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to Directors, officers and controlling persons of ING Variable Portfolios, Inc. pursuant to the foregoing provisions or otherwise, ING Variable Portfolios, Inc. has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ING Variable Portfolios, Inc. of expenses incurred or paid by a Trustee, officer or controlling person of ING Variable Portfolios, Inc. in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the shares being registered, ING Variable Portfolios, Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

Section 9 of the Management Agreement provides the following:

The Manager may rely on information reasonably believed by it to be accurate and reliable. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Manager nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Manager's duties, or by reason of reckless disregard of the Manager's obligations and duties under this Agreement. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Manager nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission by a Sub-Adviser or any of the Sub-Adviser's stockholders or partners, officers, directors, employees, or agents connected with or arising out of any services rendered under a Sub-Adviser Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Manager's duties under this Agreement, or by reason of reckless disregard of the Manager's obligations and duties under this Agreement. The debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a Series shall be enforceable against the assets and property of that Series only, and not against the assets or property of any other series of the Fund.

Section 7 of the Administration Agreement provides the following:

The Administrator may rely on information reasonably believed by it to be accurate and reliable. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Administrator nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Administrator's duties, or by reason of reckless disregard of the Administrator's obligations and duties under this Agreement. The liability incurred by the Administrator pursuant to this paragraph 7 in any year shall be limited to the revenues of the Administrator derived from the Fund in that fiscal year of the Fund. The Administrator shall look solely to Fund property for satisfaction of claims of any nature against the Fund or a director, officer, employee or agent of the Fund individually arising in connection with the affairs of the Fund.

Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director if he or she is successful on the merits in defending a suit against him or her by reason of being a director. The statutory provisions are not exclusive; a corporation may provide greater indemnification rights than those provided by statute.

ITEM 16. EXHIBITS

(1)   (a)   Articles of Amendment and Restatement dated May 1, 2002 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's
            Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

      (b) Articles Supplementary dated August 12, 2002 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

      (c) Articles Supplementary effective April 29, 2005, (Issuance of Class ADV shares) - Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on Form N-1A on April 28, 2005.

      (d) Articles of Amendment dated February 17, 2004 (name change from ING VP Technology Portfolio to ING VP Global Science and Technology Portfolio) - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

      (e) Articles of Amendment dated April 30, 2004 (redesignation of Class R shares to Class I shares) - Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

(2) Amended and Restated Bylaws - Filed as an Exhibit to Post-Effective Amendment No. 14 to the Registrant's Form N-1A Registration Statement on April 26, 2001 and incorporated herein by reference.

(3)   Not Applicable.

(4) Form of Agreement and Plan of Reorganization between ING Variable Portfolios, Inc., on behalf of its ING VP Value Opportunity Portfolio series and ING Variable Products Trust, on behalf of ING VP MagnaCap Portfolio series - filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed electronically on August 4, 2005 and incorporated herein by reference.

(5) Instruments Defining Rights of Holders - Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

(6)   (a)   Amended Investment Management Agreement between the ING Investments,
            LLC and ING Variable Portfolios, Inc. dated April 1, 2004 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's
            Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference

            (i) Amended Schedule A to the Amended Investment Management Agreement between ING Variable Portfolios, Inc. and ING Investments, LLC - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

      (b) Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. dated March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

            (i) First Amendment to the Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. effective as of July 29, 2003 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

            (ii) Amended Schedule to the Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

      (c) Interim Sub-Advisory Agreement between ING Investments, LLC and BlackRock Advisors, Inc. dated January 1, 2004 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

      (d) Sub-Advisory Agreement between ING Investments, LLC and BlackRock Advisors, Inc. dated April 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

      (e) Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. dated August 1, 2003 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

            (i) Amended Schedule A to the Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. - Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on Form N-1A on April 28, 2005.

(7)   (a)   Distribution Agreement between Aetna Variable Portfolios, Inc. and
            ING Pilgrim Securities, Inc. dated January 1, 2002 - Filed as an
            Exhibit to Post-Effective Amendment No. 18 to the Registrant's Form
            N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

            (i) Amended Schedule of Approvals to the Distribution Agreement between ING Variable Portfolios, Inc. and ING Funds Distributor, LLC - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

            (ii) Substitution Agreement to Distribution Agreement between Aetna Variable Portfolios, Inc. and ING Pilgrim Securities, Inc. dated October 8, 2002 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(8) Directors' Deferred Compensation Plan effective September 24, 1997 - Filed as an Exhibit to Post-Effective Amendment No. 3 to the Registrant's Form N-1A Registration Statement on February 26, 1998 and incorporated herein by reference.

(9)   (a)   Custody Agreement with The Bank of New York dated January 6, 2003 -
            Filed as an Exhibit to Post Effective Amendment No. 22 to the
            Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

            (i) mended Exhibit A dated as of December 28, 2004 to the Custody Agreement with The Bank of New York - Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on Form N-1A on April 28, 2005.

      (b) Foreign Custody Manager Agreement with the Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

            (i) Amended Exhibit A dated as of December 28, 2004 to the Foreign Custody Manager Agreement with The Bank of New York - Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on Form N-1A on April 28, 2005.

            (ii) Amended Schedule 2 to the Foreign Custody Manager Agreement with the Bank of New York dated as of June 6, 2003 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

      (c) Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N- 1A Registration Statement on April 30, 2004 and incorporated herein by reference.

            (i) Amended Exhibit A dated as of December 21, 2004 to the Securities Lending Agreement and Guaranty with The Bank of New York - Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on Form N-1A on April 28, 2005.

(10)  (a)   Restated Distribution Plan for Class S shares effective March 24,
            2004- Filed as an Exhibit to Post Effective Amendment No. 22 to the
            Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

      (b) Shareholder Service and Distribution Plan for Class A shares effective April 29, 2005 - Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on Form N-1A on April 28, 2005.

      (c) Amended and restated Multi-Class Plan pursuant to Rule 18f-3 for ING Variable Portfolios, Inc., effective April 29, 2005 - Filed as an exhibit to Post-Effective

            Amendment No. 25 to the Registrant's Registration Statement filed on Form N-1A on April 28, 2005.

(11) Form of Opinion and Consent of Counsel - filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed electronically on August 4, 2005 and incorporated herein by reference.

(12) Opinion and Consent of Counsel Supporting Tax Matters and Consequences - to be filed by subsequent post-effective amendment.

(13)  (a)   Administration Agreement between ING Funds Services, LLC and Aetna
            Variable Portfolios, Inc. dated April 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Form N-1A
            Registration Statement on April 19, 2002 and incorporated herein by reference.

            (i) Amended Schedule A to the Administration Agreement between ING Variable Portfolios, Inc. and ING Funds Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

      (b) License Agreement between Aetna Services, Inc. and Aetna Variable Portfolios, Inc. dated June 19, 1996 - Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant's Form N-1A Registration Statement on March 7, 1997 and incorporated herein by reference.

      (c) Fund Accounting Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

            (i) Amended Exhibit A dated as of December 28, 2004 to the Fund Accounting Agreement with The Bank of New York - Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on Form N-1A on April 28, 2005.

      (d) Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

      (e) Agency Agreement with DST Systems, Inc. dated July 7, 2001 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

      (f) Participation Agreement between ING Variable Portfolios, Inc., Connecticut Life Insurance Company and ING Funds Distributor, Inc. dated August 15, 2002 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

      (g) Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds Distributor, Inc. dated May 1, 2002 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

            (i) Amendment to Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds Distributor, Inc. executed October 15, 2002 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

            (ii) Amendment to Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds Distributor, Inc. executed September 22, 2003 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

      (h) Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company of New York and ING Funds Distributor, Inc. dated May 1, 2002 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

      (i) Participation Agreement between ING Variable Portfolios, Inc., Security Life of Denver Insurance Company and ING Funds Distributor, Inc. dated May 1, 2001 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

      (j) Participation Agreement between ING Variable Portfolios, Inc., Southland Life Insurance Company and ING Funds Distributor, Inc. dated May 1, 2001 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

      (k) Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated May 1, 1998 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

            (i) Amendment No. 1 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed May 1, 2000 - Filed as an Exhibit to Post Effective Amendment No. 22 to the

                  Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

            (ii) Amendment No. 2 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 26, 2001 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

      (l) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated May 1, 1998 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

            (i) Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed November 9, 1998 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

            (ii) Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 1, 1999 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

            (iii) Second Amendment to Fund Participation Agreement between Aetna
                  Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed December 31, 1999 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

            (iv) Third Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios,

                  Inc. and Aeltus Investment Management, Inc. executed February 11, 2000 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

            (v) Fourth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed May 1, 2000 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

            (vi) Fifth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed February 27, 2001 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

            (vii) Sixth Amendment to Fund Participation Agreement between Aetna
                  Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 19, 2001 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

      (m) Fund Participation Agreement between Golden American Life Insurance Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated July 16, 2001 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

      (n) Agreement re: Initial Contribution to Working Capital for Value VP, Growth VP, Large Cap VP, MidCap VP, SmallCap VP and International VP and Small Company VP - Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant's Form N-1A Registration Statement on March 7, 1997 and incorporated herein by reference.

(14) Consent of independent registered public accounting firm - filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed electronically on August 4, 2005 and incorporated herein by reference.

(15)  Not applicable.

(16) Powers of attorney - filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed electronically on August 4, 2005 and incorporated herein by reference.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Scottsdale and the State of Arizona on the 7th day of September, 2005.

                                            ING VARIABLE PORTFOLIOS, INC.

                                            By:  /s/ Theresa K. Kelety
                                            _______________________________
                                            Theresa K. Kelety
                                            Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                     TITLE                                 DATE
-----------------------------------------     -----------------------------         -----------------
_________________________________________     President and Chief Executive         September 7, 2005
James M. Hennessy*                            Officer

_________________________________________     Senior Vice President, Assistant      September 7, 2005
Todd Modic *                                  Secretary and Chief/Principal
                                              Financial Officer

_________________________________________     Director                              September 7, 2005
J. Scott Fox *

_________________________________________     Director                              September 7, 2005
Albert E. DePrince, Jr. *

_________________________________________     Director                              September 7, 2005
Maria T. Fighetti *

_________________________________________     Director                              September 7, 2005
Sidney Koch *

_________________________________________     Director                              September 7, 2005
Thomas J. McInerney *

_________________________________________     Director                              September 7, 2005
Corine T. Norgaard *

_________________________________________     Director                              September 7, 2005
Joseph Obermeyer *

_________________________________________     Director                              September 7, 2005
Edward T. O'Dell *

*By:
      /s/ Theresa K. Kelety
      _______________________________
      Theresa K. Kelety
      Attorney-in-Fact**

**Executed pursuant to powers of attorney filed as an Exhibit to the Registrant's Registration Statement on Form N-14 filed electronically on August 4, 2005 and incorporated herein by reference.